JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street, Boston, Massachusetts 02210

John Hancock Variable Insurance Trust (“JHVIT” or the “Trust”), is an open-end management investment company, commonly known as a mutual fund. Shares of JHVIT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts (“variable contracts”). JHVIT provides a range of investment objectives through 94 separate investment portfolios or funds (each a “fund,” collectively the “funds”). The following funds are described in this Prospectus:

	Ticker				Ticker
Fund Name	Series I	Series III	Series NAV	Fund Name	Series I	Series III	Series NAV

500 Index Trust B				International Core Trust
All Cap Value Trust				International Small Company Trust
American Asset Allocation Trust				International Value Trust
American Global Growth Trust				Investment Quality Bond Trust
American Growth Trust				Lifestyle Balanced Trust	JELBX
American Growth-Income Trust				Lifestyle Conservative Trust	JELCX
American International Trust				Lifestyle Growth Trust	JELGX
American New World Trust				Lifestyle Moderate Trust	JELMX
Bond Trust				Mid Cap Index Trust	JECIX
Core Allocation Plus Trust				Mid Cap Stock Trust
Core Fundamental Holdings Trust				Mid Value Trust	JEMUX
Core Global Diversification Trust				Money Market Trust	JHOXX
Core Strategy Trust				Mutual Shares Trust
Franklin Templeton Founding Allocation Trust				Small Cap Growth Trust	JESGX
Fundamental Holdings Trust				Small Cap Value Trust	JESVX
Fundamental Value Trust				Total Bond Market Trust B	JTBMX
Global Bond Trust				Total Return Trust
Global Trust	JEFGX			Ultra Short Term Bond Trust
High Yield Trust				Value Trust	JEVLX

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHVIT, the advisor or any subadvisors to JHVIT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHVIT in any state where such offer or sale would be prohibited.

Prospectus dated April 29, 2013

JOHN HANCOCK VARIABLE INSURANCE TRUST

500 INDEX TRUST B

Investment Objective

To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series NAV	0.47%	0.00%	0.02%	0.49%	–0.24%	0.25%

1The Advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$26	$107	$224	$567

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadvisor believes as a group will behave in a manner similar to the index. The subadvisor may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 28, 2013, the market capitalizations of companies included in the S&P 500 Index ranged from $1.8 billion to $414.5 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included

1

in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre–inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

2

Calendar year total returns for Series NAV:

Best Quarter:	15.85% (Quarter ended 6/30/2009)	Worst Quarter:	–22.11% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series NAV	15.80%	1.46%	6.88%	5/1/1996
S&P 500 Index	16.00%	1.66%	7.10%	4/29/2005

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a
division of Manulife Asset
Management (North America)
Limited	Carson Jen. Senior Managing Director and Senior Portfolio Manager; managed fund since 1996.
Narayan Ramani. Managing Director and Senior Portfolio Manager; managed fund since 1996.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

3

ALL CAP VALUE TRUST

Investment Objective

To seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.77%	0.05%	0.04%	0.86%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadvisor believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($315 million to $414.5 billion as of February 28, 2013). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadvisor attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadvisor thinks is its full value, or may go down in value, the subadvisor’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadvisor generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadvisor’s valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadvisor does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

4

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	16.35% (Quarter ended 9/30/2009)	Worst Quarter:	–19.86% (Quarter ended 9/30/2011)

5

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	10.95%	2.55%	9.01%	4/30/2001
Russell 3000 Value Index	17.55%	0.83%	7.54%	4/30/2001

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Lord, Abbett & Co. LLC	Robert P. Fetch. Partner and Director; managed fund since 2003.
Deepak Khanna. Partner and Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

6

AMERICAN ASSET ALLOCATION TRUST

Investment Objective

To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series III	0.29%	0.25%	0.04%	0.58%

1 The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series III	$59	$186	$324	$726

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Asset Allocation Fund(SM), a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization (“NRSRO”) designated by the fund’s investment advisor or unrated but determined to be of equivalent quality by the fund’s investment advisor). Such securities are sometimes referred to as “junk bonds.”

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund’s investment advisor expects (but is not required) to maintain an investment mix falling within the following ranges: 40% — 80% in equity securities, 20% — 50% in debt securities and 0% — 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment advisor’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the U.S. and up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

7

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Asset allocation risk Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the advisor may favor an asset category that performs poorly relative to the other asset categories.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

8

Calendar year total returns for Series III:

Best Quarter:	11.53% (Quarter ended 9/30/2009)	Worst Quarter:	–16.28% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series III	16.16%	3.03%	7.48%	1/2/2008
S&P 500 Index	16.00%	1.66%	7.10%	5/1/2007
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	5/1/2007
Combined Index	11.31%	3.81%	6.62%	5/1/2007

Management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio Managers

Alan N. Berro. Senior Vice President; Senior Vice President - Capital World Investors; managed the fund since 2000. David A. Daigle. Senior Vice President - Fixed Income, Capital Research Company; managed the fund since 2009. Jefferey T. Lager. Senior Vice President - Capital World Investors; managed the fund since 2007.

James R. Mulally. Senior Vice President - Fixed Income, CRMC; managed the fund since 2006.

Eugene P. Stein. Senior Vice President - Capital World Investors; managed the fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

9

AMERICAN GLOBAL GROWTH TRUST

Investment Objective

To seek to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series III	0.53%	0.25%	0.08%	0.86%

1 The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series III	$88	$274	$477	$1,061

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Growth Fund(SM), a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies located around the world that the advisor believes have potential for growth. As a fund that seeks to invest globally, the Global Growth Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Global Growth Fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk

10

that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series III:

Best Quarter:	22.28% (Quarter ended 6/30/2009)	Worst Quarter:	–20.11% (Quarter ended 12/31/2008)

11

Average Annual Total Returns for period ended 12/31/2012

Prior to April 29, 2013, the fund compared its performance to the MSCI Word Index (gross of foreign withholding taxes on dividends). After this date, the fund replaced the MSCI World Index (gross of foreign withholding taxes on dividends) with the MSCI All Country World Index, which better reflects its investment strategy.

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series III	22.49%	1.85%	10.34%	1/2/2008
MSCI World Index (gross of foreign withholding taxes on dividends) (former primary benchmark)	16.54%	–0.60%	8.08%	5/1/2007
MSCI All Country World Index	16.80%	–0.61%	8.66%	5/1/2007
Lipper Global Fund Index	16.07%	–1.00%	7.67%	5/1/2007

Management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio Managers

Martin Jacobs. Senior Vice President - Capital World Investors; managed the fund since 2009.

Jonathan Knowles. Senior Vice President - Capital World Investors; managed fund since 2013.

Steven T. Watson. Senior Vice President - Capital World Investors; managed the fund since 2002.

Isabelle de Wismes. Senior Vice President - Capital World Investors; managed fund since 2012.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

12

AMERICAN GROWTH TRUST

Investment Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series III	0.33%	0.25%	0.04%	0.62%

1 The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series III	$63	$199	$346	$774

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth Fund(SM), a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

13

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series III:

Best Quarter:	18.44% (Quarter ended 6/30/2009)	Worst Quarter:	–26.04% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series III	17.89%	0.97%	8.53%	1/2/2008
S&P 500 Index	16.00%	1.66%	7.10%	5/5/2003

14

Management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio Managers

Donnalisa Parks Barnum. Senior Vice President - Capital World Investors; managed the fund since 2003.

Gregg E. Ireland. Senior Vice President - Capital World Investors; managed the fund since 2006.

Gregory D. Johnson. Senior Vice President - Capital World Investors; managed the fund since 2007.

Michael T. Kerr. Senior Vice President - Capital World Investors; managed the fund since 2005.

Ronald B. Morrow. Senior Vice President - Capital World Investors; managed the fund since 2003.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

15

AMERICAN GROWTH-INCOME TRUST

Investment Objective

To seek to provide growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series III	0.27%	0.25%	0.04%	0.56%

1 The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series III	$57	$179	$313	$701

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth-Income Fund(SM), a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities that the Growth-Income Fund’s investment advisor believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

16

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series III:

Best Quarter:	16.03% (Quarter ended 6/30/2009)	Worst Quarter:	–21.97% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series III	17.51%	1.19%	6.85%	1/2/2008
S&P 500 Index	16.00%	1.66%	7.10%	5/5/2003

17

Management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio Managers

Donald D. O’Neal. Vice Chairman of the Board; Senior Vice President - Capital Research Global Investors; managed the fund since 2005.

J. Blair Frank. Senior Vice President - Capital Research Global Investors; managed the fund since 2006.

Claudia P. Huntington. Senior Vice President - Capital Research Global Investors; managed the fund since 1994.

Dylan Yolles. Senior Vice President - Capital International Investors; managed the fund since 2005.

William L. Robbins. Senior Vice President - Capital International Investors; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

18

AMERICAN INTERNATIONAL TRUST

Investment Objective

To seek to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series III	0.50%	0.25%	0.07%	0.82%

1 The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series III	$84	$262	$455	$1,014

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the International Fund(SM), a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the advisor believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

19

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series III:

Best Quarter:	24.49% (Quarter ended 6/30/2009)	Worst Quarter:	–21.84% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series III	17.94%	–2.02%	9.42%	1/2/2008
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	–3.21%	8.70%	5/5/2003

20

Management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio Managers

Sung Lee. Vice President; Senior Vice President - Capital Research Global Investors; managed the fund since 2005.

L. Alfonso Barroso. Senior Vice President - Capital Research Global Investors; managed the fund since 2009.

Jesper Lyckeus. Senior Vice President - Capital Research Global Investors; managed the fund since 2007.

Christopher M. Thomsen. Senior Vice President - Capital Research Global Investors; managed the fund since 2005.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

21

AMERICAN NEW WORLD TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series III	0.74%	0.25%	0.13%	1.12%

1 The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series III	$114	$356	$617	$1,363

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the New World Fund », a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that the advisor believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment advisor or unrated but determined to be of equivalent quality by the fund’s advisor), with exposure to these countries. Bonds rated Ba1 or below or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the New World Fund’s investment advisor will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund’s investment advisor will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China,

22

Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund’s investment advisor determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

23

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series III:

Best Quarter:	23.87% (Quarter ended 6/30/2009)	Worst Quarter:	–22.29% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series III	17.71%	0.62%	13.77%	1/2/2008
MSCI AC World Index (gross of foreign withholding taxes on dividends)	16.80%	–0.61%	8.66%	5/1/2007

Management

Investment Advisor of the Master Fund: Capital Research and Management Company

Portfolio Managers

Nicholas J. Grace. Senior Vice President - Capital World Investors; managed fund since 2012.

F. Galen Hoskin. Senior Vice President - Capital World Investors; managed fund since 2006.

Carl M. Kawaja. Vice President; Senior Vice President - Capital World Investors; managed the fund since 1999.

Robert H. Neithart. Senior Vice President - Fixed Income, Capital Research and Management Company; managed the fund since 2011.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

24

BOND TRUST

Investment Objective

To seek income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.57%	0.05%	0.03%	0.65%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$66	$208	$362	$810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity.

Eligible investments include, but are not limited to:

•	U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,
•	Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs’’)

•	U.S. and foreign corporate bonds, and
•	Foreign government and agency securities.

The subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

25

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	2.97% (Quarter ended 6/30/2010)	Worst Quarter:	–1.32% (Quarter ended 12/31/2010)

26

Average Annual Total Returns for period ended 12/31/2012

	One	Since	Date of
	Year	Inception	Inception
Series I	6.34%	6.48%	10/31/2011
Barclays U.S. Aggregate Bond Index	4.22%	6.37%	7/29/2009

Management

Investment Advisor:

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Jeffrey N. Given. Vice President; managed fund since 2009.
Howard C. Greene. Senior Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

27

CORE ALLOCATION PLUS TRUST

Investment Objective

To seek total return, consisting of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.91%	0.05%	0.09%	1.05%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$107	$334	$579	$1,283

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity and fixed-income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadvisor’s targeted asset mix, which may change over time.

Under normal circumstances, the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed-income instruments and will generally reflect the subadvisor’s long-term, strategic asset allocation analysis. The subadvisor anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadvisor relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed-income or fixed-income-related securities or instruments, the subadvisor relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor.

The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to, common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), index-related securities (including exchange-traded funds (ETFs)), real estate investment structures (including real estate investment trusts (REITs)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives

28

linked to equity securities or indexes and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to emerging-market issuers or indexes.

The fund may also invest in fixed-income securities, fixed-income-related instruments and cash and cash-equivalents, including, but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents and other fixed-income securities, as well as derivatives such as interest-rate futures and interest-rate swaps, currency forwards and fixed-income securities and instruments. These debt obligations may include non-investment-grade (instruments which are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor) and emerging-market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity (with the prior approval of the advisor’s Complex Securities Committee) or index, or to other securities, groups of securities or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The fund may invest in over-the-counter and exchange-traded derivatives, including, but not limited to, futures, forward contracts, interest rate and credit default swaps, options, options on futures, swaptions, structured notes and market access products such as warrants and zero strike options. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income-related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The fund may invest in initial public offerings (IPOs). The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

29

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays U.S. Aggregate Bond Index.

30

Calendar year total returns for Series I:

Best Quarter:	14.50% (Quarter ended 6/30/2009)	Worst Quarter:	–15.88% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Since	Date of
	Year	Year	Inception	Inception
Series I	13.58%	1.01%	1.01%	1/2/2008
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	–0.60%	–0.60%	1/2/2008
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.95%	1/2/2008
Combined Index	12.92%	1.79%	1.79%	1/2/2008

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Wellington Management Company, LLP	Rick A. Wurster, CFA. Vice President and Asset Allocation Portfolio Manager; managed the fund since 2007.
Evan S. Grace, CFA. Director and Asset Allocation Portfolio Manager and Strategist; involoved with the management of the fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

31

CORE FUNDAMENTAL HOLDINGS TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series III	0.05%	0.15%	0.04%	0.42%	0.66%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series III	$67	$211	$368	$822

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives

32

such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisors.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75% fixed-income securities: 25% to 50% foreign securities: 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

33

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

34

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series III:

Best Quarter:	8.35% (Quarter ended 9/30/2010)	Worst Quarter:	–8.15% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012

	One	Since	Date of
	Year	Inception	Inception
Series III	11.18%	11.17%	5/1/2009
S&P 500 Index	16.00%	16.79%	5/1/2009
Barclays U.S. Aggregate Bond Index	4.22%	6.52%	5/1/2009
Combined Index	11.31%	12.90%	5/1/2009

35

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

36

CORE GLOBAL DIVERSIFICATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series III	0.05%	0.15%	0.04%	0.47%	0.71%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series III	$73	$227	$395	$883

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus

37

on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisors.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

38

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

39

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series III:

Best Quarter: 13.36% (Quarter ended 9/30/2009)	Worst Quarter: –11.20% (Quarter ended 9/30/2011)

40

Average Annual Total Returns for period ended 12/31/2012

	One	Since	Date of
	Year	Inception	Inception
Series III	13.35%	11.09%	5/1/2009
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	14.73%	5/1/2009
Barclays U.S. Aggregate Bond Index	4.22%	6.52%	5/1/2009
Combined Index	12.31%	12.17%	5/1/2009

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

41

CORE STRATEGY TRUST

Investment Objective

Seeks long term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series II	0.05%	0.25%	0.03%	0.50%	0.83%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$85	$265	$460	$1,025

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying

42

Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadvisor may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic trans actions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

 The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

43

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

44

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index.

45

Calendar year total returns for Series II:

Best Quarter: 13.17% (Quarter ended 6/30/2009)	Worst Quarter: –14.86% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Since	Date of
	Year	Year	Inception	Inception
Series II	12.27%	2.41%	4.05%	2/10/2006
S&P 500 Index	16.00%	1.66%	3.93%	2/10/2006
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.99%	2/10/2006
Combined Index	12.49%	3.33%	4.86%	2/10/2006

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US)LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

46

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.03%	0.91%	1.03%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$105	$328	$569	$1,259

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund currently invests primarily in three JHVIT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds including exchange traded funds and in other types of investments.

The fund may purchase any funds except other JHVIT funds of funds and the JHVIT American Feeder Funds. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The fund may invest in other types of investments, such as equity and fixed-income securities, including U.S. government securities, closed-end funds and partnerships, described under “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

47

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadvisor may also rebalance the fund’s Underlying Funds to maintain target allocations.

The fund may at any time invest any percentage of its assets in any of the different investments described above. The subadvisor may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to its investments and the investment decisions made by the advisor or subadvisor to an investment company or similar entity in which the fund invests.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic trans actions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

48

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

49

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter: 17.60% (Quarter ended 6/30/2009)	Worst Quarter: –18.07% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Since	Date of
	Year	Year	Inception	Inception
Series I	16.26%	1.46%	0.73%	1/28/2008
S&P 500 Index	16.00%	1.66%	1.53%	5/1/2007
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	6.10%	5/1/2007
Combined Index	12.49%	3.33%	3.25%	5/1/2007

50

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

51

FUNDAMENTAL HOLDINGS TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series III	0.04%	0.25%	0.03%	0.44%	0.76%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series III	$78	$243	$422	$942

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of the American Funds Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on

52

growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic trans actions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

53

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

54

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the S&P 500 Index and 35% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series III:

Best Quarter: 8.04% (Quarter ended 3/31/2012)	Worst Quarter: –9.48% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Since	Date of
	Year	Year	Inception	Inception
Series III	12.92%	1.86%	1.20%	10/31/2007
S&P 500 Index	16.00%	1.66%	0.87%	10/31/2007
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	6.09%	10/31/2007
Combined Index	11.90%	3.57%	3.09%	10/31/2007

55

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

56

FUNDAMENTAL VALUE TRUST

Investment Objective

To seek growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.75%	0.05%	0.05%	0.85%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$87	$271	$471	$1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadvisor uses the Davis Investment Discipline in managing the fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadvisor emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadvisor routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadvisor has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadvisor seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share

57

•	Global presence and brand names
•	Intelligent application of capital

The subadvisor’s goal is to invest in companies for the long term. The subadvisor considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed-income securities.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

58

Calendar year total returns for Series I:

Best Quarter:	20.60% (Quarter ended 6/30/2009)	Worst Quarter:	–24.81% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	13.45%	–0.26%	6.39%	4/30/2001
S&P 500 Index	16.00%	1.66%	7.10%	4/30/2001

Management

Investment Advisers: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Davis Selected Advisers, L.P.	Christopher C. Davis. Chairman; managed fund since 2001.
Kenneth Charles Feinberg. Co-Portfolio Manager; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

59

GLOBAL BOND TRUST

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses[1]	expenses
Series I	0.70%	0.05%	0.11%	0.86%

1“Other Expenses” reflect interest expense resulting from the Fund’s use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund’s use of those investments as an investment strategy. Had these expenses been excluded, “Other Expenses” would have been 0.09%.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadvisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadvisor’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;

60

•	bank capital and trust preferred securities;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadvisor’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments instruments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund’s net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody’s, equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities rated below B). The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund may invest up to 10% of its total assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

61

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

62

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	11.03% (Quarter ended 9/30/2009)	Worst Quarter:	–9.49% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	7.03%	7.26%	6.89%	3/19/1988
JP Morgan Global (Unhedged) Government Bond Index	1.30%	5.70%	6.20%	3/19/1988

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Pacific Investment Management Company LLC	Scott Mather. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

63

GLOBAL TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series I	0.81%	0.05%	0.10%	0.96%	–0.01%	0.95%

1The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$304	$529	$1,176

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadvisor applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadvisor’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadvisor also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

64

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

65

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	19.16% (Quarter ended 9/30/2009)	Worst Quarter:	–20.19% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	21.74%	–0.40%	6.82%	3/18/1988
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	–0.60%	8.08%	3/18/1988

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Templeton Global Advisors Limited	Norman J. Boersma, CFA. Lead Portfolio Manager; President; managed fund since 2011.
Tucker Scott, CFA. Executive Vice President; managed fund since 2007. Lisa Myers, CFA. Executive Vice President; managed fund since 2003.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

66

HIGH YIELD TRUST

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series II	0.67%	0.25%	0.05%	0.97%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$99	$309	$536	$1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks,

U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadvisor to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody’s	Ba through C

Standard & Poor’s	BB through D

Non-investment-grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadvisor.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadvisor, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

67

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

68

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:	24.28% (Quarter ended 6/30/2009)	Worst Quarter:	–20.68% (Quarter ended 12/31/2008)

69

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series II	18.87%	8.07%	8.89%	1/28/2002
Citigroup High Yield Index	15.17%	9.82%	10.39%	1/2/1997

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Western Asset Management Company	Stephen A. Walsh. Chief Investment Officer; managed fund since 2006. Michael C. Buchanan. Head of Credit; managed fund since 2006.
Keith J. Gardner. Head of Developing Markets; managed fund since 2006.

Sub-Subadvisor: Western Asset Management Company Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

70

INTERNATIONAL CORE TRUST

Investment Objective

To seek high total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.88%	0.05%	0.14%	1.07%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$340	$590	$1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The subadvisor seeks to achieve the fund’s investment objective by investing in equity investments or sectors that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor’s assessment of what combination is best positioned to meet the fund’s objective. The subadvisor also may adjust the fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

71

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, forward currency forward contracts and swap contracts.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior

72

to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	20.53% (Quarter ended 6/30/2009)	Worst Quarter:	–19.42% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	15.05%	–3.66%	7.26%	1/2/1997
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	–3.21%	8.70%	1/2/1997

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Grantham, Mayo, Van Otterloo & Co. LLC	Dr. David Cowan. Co-Director of Quantitative Equity Division; managed fund since 2012.
Dr. Thomas Hancock. Co-Director of Quantitative Equity Division; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

73

INTERNATIONAL SMALL COMPANY TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.95%	0.05%	0.18%	1.18%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$120	$375	$649	$1,432

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of November 30, 2012, the maximum market capitalization range of eligible companies for purchase was approximately $1,375 million to $4,350 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

74

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country’s market. The subadvisor’s Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be adjusted by the subadvisor for a variety of reasons. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors determined to be appropriate by the subadvisor given market conditions. In assessing expected profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

75

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	17.76% (Quarter ended 9/30/2010)	Worst Quarter:	–22.23% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Since	Date of
	Year	Year	Inception	Inception
Series I	19.19%	–1.39%	0.61%	11/16/2009
MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends)	20.42%	–0.51%	0.41%	4/28/2006

76

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Dimensional Fund Advisors LP	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President;
managed fund since 2006.
Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President;
managed fund since 2010.
Jed S. Fogdall. Senior Portfolio Manager and Vice President;
managed fund since 2010.
Henry F. Gray. Head of Global Equity Trading and Vice President;
managed fund since 2012.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

77

INTERNATIONAL VALUE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.80%	0.05%	0.12%	0.97%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$309	$536	$1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadvisor’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadvisor will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

78

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Telecommunications risk The telecommunications services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

79

Calendar year total returns for Series I:

Best Quarter:	24.18% (Quarter ended 6/30/2003)	Worst Quarter:	–21.66% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	19.38%	–2.65%	9.22%	5/1/1999
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	–3.21%	8.70%	5/1/1999

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Templeton Investment Counsel, LLC	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; managed fund since 1999.
Cindy Sweeting, CFA. Executive Vice President and Chairman; managed fund since 1999.
Peter Nori, CFA. Executive Vice President; managed fund since 2006.
Neil Devlin, CFA. Senior Vice President; managed fund since 2006.

Sub-Subadvisor: Templeton Global Advisors Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

80

INVESTMENT QUALITY BOND TRUST

Investment Objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.58%	0.05%	0.05%	0.68%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$69	$218	$379	$847

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

The subadvisor’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadvisor attempts to maintain a high, steady and possibly growing income stream.

81

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by Money Market Trust.

The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities,
•	foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies,
•	hybrid securities, and
•	below-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

82

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Barclays U.S. Government Bond Index and 50% of the Barclays U.S. Credit Bond Index.

83

Calendar year total returns for Series I:

Best Quarter:	6.55% (Quarter ended 9/30/2009)	Worst Quarter:	–3.39% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	7.59%	6.67%	5.74%	6/19/1985
Barclays U.S. Government Index	2.02%	5.23%	4.66%	6/19/1985
Barclays U.S. Credit Index	9.39%	7.65%	6.24%	6/19/1985
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	6/19/1985
Combined Index	5.65%	6.49%	5.47%	6/19/1985

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Wellington Management Company, LLP	Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2010.
Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager; managed fund since 2010.
Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2006.
Joseph F. Marvan, CFA. Senior Vice President and Fixed Income Portfolio Manager, managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

84

LIFESTYLE BALANCED TRUST

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.68%	0.79%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$81	$252	$439	$978

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 50% of its assets in equity underlying funds and 50% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 60%/40% and 40%/60%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

85

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

86

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

87

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	15.83% (Quarter ended 6/30/2009)	Worst Quarter:	–17.72% (Quarter ended 12/31/2008)

88

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	11.87%	2.47%	7.39%	1/8/1997
S&P 500 Index	16.00%	1.66%	7.10%	1/8/1997
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	1/8/1997
Combined Index	10.13%	4.26%	6.44%	1/8/1997

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

89

LIFESTYLE CONSERVATIVE TRUST

Investment Objective

To seek a high level of current income with some consideration given to growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.65%	0.76%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$78	$243	$422	$942

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

90

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

91

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

92

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 20% of the Standard & Poor’s 500 Index and 80% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	10.58% (Quarter ended 6/30/2009)	Worst Quarter:	–8.32% (Quarter ended 12/31/2008)

93

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	8.52%	4.87%	6.08%	1/8/1997
S&P 500 Index	16.00%	1.66%	7.10%	1/8/1997
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	1/8/1997
Combined Index	6.59%	5.38%	5.76%	1/8/1997

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

94

LIFESTYLE GROWTH TRUST

Investment Objective

To seek long-term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.70%	0.81%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$83	$259	$450	$1,002

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 70% of its assets in equity underlying funds and 30% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 80%/20% and 60%/40%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

95

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

96

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

97

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the Standard & Poor’s 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	17.89% (Quarter ended 6/30/2009)	Worst Quarter:	–20.75% (Quarter ended 12/31/2008)

98

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	13.87%	1.38%	7.74%	1/8/1997
S&P 500 Index	16.00%	1.66%	7.10%	1/8/1997
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	1/8/1997
Combined Index	12.49%	3.33%	6.78%	1/8/1997

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

99

LIFESTYLE MODERATE TRUST

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.67%	0.78%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$80	$249	$433	$966

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

100

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

101

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

102

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 40% of the Standard & Poor’s 500 Index and 60% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	13.89% (Quarter ended 6/30/2009)	Worst Quarter:	–13.28% (Quarter ended 12/31/2008)

103

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	10.67%	3.84%	6.70%	1/8/1997
S&P 500 Index	16.00%	1.66%	7.10%	1/8/1997
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	1/8/1997
Combined Index	8.95%	4.67%	6.24%	1/8/1997

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

104

MID CAP INDEX TRUST

Investment Objective

Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Series I	0.47%	0.05%	0.03%	0.01%	0.56%	–0.10%	0.46%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

2The Advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund’s average annual net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$47	$159	$292	$681

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the S&P MidCap 400 Index; and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the subadvisor believes as a group will behave in a manner similar to the index. As of February 28, 2013, the market capitalizations of companies included in the S&P MidCap 400 Index ranged from $322 million to $16.2 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P MidCap 400 Index by:

105

(a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

106

Calendar year total returns for Series I:

Best Quarter:	19.86% (Quarter ended 9/30/2009)	Worst Quarter:	–25.65% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	17.48%	4.69%	9.99%	5/2/2000
S&P MidCap 400 Index	17.88%	5.15%	10.53%	5/2/2000

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Senior Managing Director and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Managing Director and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

107

MID CAP STOCK TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.84%	0.05%	0.04%	0.93%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$296	$515	$1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($315 million to $42 billion as of February 28, 2013) or the S&P MidCap 400 Index ($322 million to $16.2 billion as of February 28, 2013).

The subadvisor’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadvisor looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

108

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	20.14% (Quarter ended 6/30/2003)	Worst Quarter:	–25.36% (Quarter ended 12/31/2008)

109

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	22.21%	0.18%	10.64%	5/1/1999
Russell Mid Cap Growth Index	15.81%	3.23%	10.32%	5/1/1999

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Wellington Management Company, LLP

Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 1999.

Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst; managed fund since 2006.

Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

110

MID VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.95%	0.05%	0.04%	0.02%	1.06%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$108	$337	$585	$1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the Russell Midcap Value Index ($315 million to $42 billion as of February 28, 2013). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadvisor employs a value approach in selecting investments. The subadvisor’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadvisor generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
•	Demonstrated or potentially attractive operating margins, profits and/or cash flow;
•	Sound balance sheets;
•	Stock ownership by management/employees; and
•	Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices

111

changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadvisor believes will provide an opportunity for substantial appreciation. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

112

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	23.12% (Quarter ended 6/30/2009)	Worst Quarter:	–23.60% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	19.42%	4.73%	10.93%	4/29/2005
Russell Mid Cap Value Index	18.51%	3.79%	10.63%	5/1/1998

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
T. Rowe Price Associates, Inc.	David J.Wallack. Vice President; managed fund since 2004.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

113

MONEY MARKET TRUST

Investment Objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.47%	0.05%	0.03%	0.55%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$56	$176	$307	$689

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadvisor may invest the fund’s assets in high quality, U.S. dollar-denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadvisor acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as “Aaa” by Moody’s or “AAA” by Standard & Poor’s);
•	corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as “Aa” by Moody’s or “AA” by Standard & Poor’s);
•	short-term obligations issued by state and local governmental issuers;

114

•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadvisor monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadvisor will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments in First Tier securities will mature in 397 days or less and the fund’s investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value (“NAV”) per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information — Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

115

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	1.18% (Quarter ended 9/30/2006)	Worst Quarter:	0.00% (Quarter ended 12/31/2012)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	0.01%	0.41%	1.50%	6/15/1985

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor: John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

116

MUTUAL SHARES TRUST

Investment Objective

To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee[1]	fees	Expenses	expenses
Series I	0.92%	0.05%	0.06%	1.03%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$105	$328	$569	$1,259

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadvisor expects to be exchanged for common or preferred stock) of companies of any nation that the subadvisor believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

•	Undervalued Securities. Securities the subadvisor believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

•	Merger Arbitrage Securities and Distressed Companies. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

117

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security. The fund generally buys the security that the subadvisor believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadvisor believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadvisor employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadvisor focuses on the market price of a company’s securities relative to the subadvisor’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadvisor’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadvisor examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Arbitrage securities and distressed companies risk A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Distressed investments risk Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

118

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

119

Calendar year total returns for Series I:

Best Quarter:	17.30% (Quarter ended 6/30/2009)	Worst Quarter:	–21.47% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Since	Date of
	Year	Year	Inception	Inception
Series I	14.13%	-0.09%	–0.87%	1/28/2008
S&P 500 Index	16.00%	1.66%	1.53%	5/1/2007

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Franklin Mutual Advisers, LLC	Peter Langerman. President, Chief Executive Officer; managed fund since 2007. F. David Segal, CFA. Co-Portfolio Manager; managed fund since 2007. Deborah A. Turner, CFA. Assistant Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

120

SMALL CAP GROWTH TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.06%	0.05%	0.05%	1.16%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$118	$368	$638	$1,409

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($6.1 billion as of February 28, 2013) or the S&P SmallCap 600 Index ($4 billion as of February 28, 2013).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadvisor selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadvisor looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.
121

The fund is likely to experience periods of higher turnover in portfolio securities because the subadvisor frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

Except as otherwise stated under “Additional Information About the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in Initial Public Offerings (IPOs). The fund may also purchase each of the following types of securities: U.S dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

122

Calendar year total returns for Series I:

Best Quarter:	26.55% (Quarter ended 6/30/2003)	Worst Quarter:	–24.23% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	16.47%	1.47%	10.26%	4/29/2005
Russell 2000 Growth Index	14.59%	3.49%	9.80%	4/29/2005

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Wellington Management Company,
LLP	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2003.
Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst; managed fund since 2006.
Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 2006.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

123

SMALL CAP VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	1.05%	0.05%	0.03%	0.15%	1.28%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$130	$406	$702	$1,545

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($6.1 billion as of February 28, 2013) or the S&P SmallCap 600 Index ($4 billion as of February 28, 2013).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadvisor employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadvisor believes have distinct value characteristics based on industry-specific valuation criteria. The subadvisor focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

124

The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities). The fund may have significant investments in the financial services sector.

Except as otherwise stated under “Additional Information about the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar-denominated foreign securities and certain ETFs. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

125

Calendar year total returns for Series I:

Best Quarter:	20.57% (Quarter ended 9/30/2009)	Worst Quarter:	–23.31% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	15.63%	6.99%	11.86%	4/29/2005
Russell 2000 Value Index	18.05%	3.55%	9.50%	8/31/1999

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Wellington Management Company, LLP	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2002.
Shaun F. Pedersen. Senior Vice President and Equity Portfolio Manager; managed fund since 2004.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

126

TOTAL BOND MARKET TRUST B

Investment Objective

To seek to track the performance of the Barclays U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series NAV	0.47%	0.00%	0.04%	0.51%	–0.26%	0.25%

1The Advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$26	$109	$231	$588

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays U.S. Aggregate Bond Index (the Barclays Index).

127

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadvisor employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);

•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign government and agency securities (if dollar-denominated).

The subadvisor selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadvisor will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic trans actions risk” such as futures contracts, interest-rate swaps and options.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

128

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre–inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	4.46% (Quarter ended 12/31/2008)	Worst Quarter:	–2.52% (Quarter ended 6/30/2004)

129

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series NAV	4.08%	6.04%	5.14%	4/30/1998
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	4/29/2005

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

130

TOTAL RETURN TRUST

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.68%	0.05%	0.05%	0.78%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 144% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadvisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadvisor’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	bank capital and trust preferred securities;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

131

•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities rated below B). The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its total assets in preferred stocks, convertible securities, and other equity related securities.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

132

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

133

Calendar year total returns for Series I:

Best Quarter:	6.13% (Quarter ended 6/30/2009)	Worst Quarter:	–3.56% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	8.49%	7.20%	6.04%	5/1/1999
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	5/1/1999

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
Pacific Investment Management Company LLC	William H. Gross, CFA. Founder and Managing Director; managed fund since 1999.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

134

ULTRA SHORT TERM BOND TRUST

Investment Objective

The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.55%	0.05%	0.10%	0.70%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$72	$224	$390	$871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 196% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The fund may also invest in cash and cash equivalents.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s Ratings Services (“S&P”), Fitch Investors Service, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or are unrated securities determined by the subadvisor to be of comparable quality.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P, Fitch or Baa by Moody’s, or unrated securities determined by the subadvisor to be of comparable quality. The fund may invest up to 20% of its net assets in foreign debt securities, including up to 5% of its nets assets in foreign debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund’s dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund’s net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.”

The fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

135

Principal Risks of Investing in the Fund

The fund is not a money market fund. The fund’s value will fluctuate and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

136

Calendar year total returns for Series I:

Best Quarter:	0.41% (Quarter ended 3/31/2012)	Worst Quarter:	–0.32% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012

	One	Since	Date of
	Year	Inception	Inception
Series I	0.54%	0.21%	7/29/2010
Bank of America Merrill Lynch 6 Month Treasury Bill Index	0.17%	0.24%	7/29/2010

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Howard C. Greene. Senior Vice President; managed fund since 2010. Jeffrey N. Given. Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

137

VALUE TRUST

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.72%	0.05%	0.05%	0.01%	0.83%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$85	$265	$460	$1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index ($315 million to $42 billion as of February 28, 2013).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs.

The subadvisor’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadvisor believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadvisor may favor securities of companies that are in undervalued industries. The subadvisor may purchase stocks that do not pay dividends. The subadvisor may also invest the fund’s assets in companies with smaller or larger market capitalizations.

138

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter: 23.67% (Quarter ended 9/30/2009)	Worst Quarter: –27.95% (Quarter ended 12/31/2008)

139

Average Annual Total Returns for period ended 12/31/2012

	One	Five	Ten	Date of
	Year	Year	Year	Inception
Series I	17.42%	3.88%	11.04%	1/1/1997
Russell Mid Cap Value Index	18.51%	3.79%	10.63%	1/1/1997

Management

Investment Advisor: John Hancock Investment Management Services, LLC

Subadvisor	Portfolio Managers

Invesco Advisers, Inc.	Thomas Copper. Co-Lead Portfolio Manager; managed fund since 2005. John Mazanec. Co-Lead Portfolio Manager; managed fund since 2008. Sergio Marcheli. Portfolio Manager; managed fund since 2003.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 141 of the Prospectus.

140

ADDITIONAL INFORMATION ABOUT THE FUNDS

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least 90% of its net investment income and net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the SAI under the heading “Additional Information Concerning Taxes.”

Compensation of Financial Intermediaries

The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Temporary Defensive Investing (applicable to all funds except Money Market Trust)

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the advisor is not the same as, or affiliated with, the advisor to the fund, including ETFs.
•	Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

141

•	Purchase securities of registered closed-end investment companies.
•	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the fund with the prior approval of the advisor’s Complex Securities Committee), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.
•	Invest in “qualified” publicly traded partnerships and other publicly traded partnerships that at the time of investment the advisor believes will generate only good income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the advisor’s Complex Securities Committee).
•	A fund of funds may directly invest in exchange traded notes (ETNs).

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. A fund of funds also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risk” in the Statement of Additional Information (SAI).

+The Funds of Funds are:

Each Lifestyle Trust

Fundamental Holdings Trust

Core Fundamental Holdings Trust

Core Global Diversification Trust

Core Strategy Trust

Franklin Templeton Founding Allocation Trust

(Collectively the “Funds of Funds”)

142

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’

PRINCIPAL RISKS

The principal risks of investing in each fund of funds are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. JHVIT’s Statement of Additional Information (the “SAI”) dated the same date as this prospectus contains further details about these risks as well as information about additional risks.

Active management risk

A fund is subject to management risk because it relies on the subadvisor’s ability to pursue the fund’s objective. The subadvisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadvisor to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange traded funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees, which increase their costs.

Exchange-traded note (ETN) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to counterparty credit risk and fixed income risk.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadvisor to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

143

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadvisor’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent a fund of funds utilizes hedging and other strategic transactions, it will be subject to the same risks.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

144

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds’ Statement of Additional Information dated the same date as this prospectus (the “SAI”) contains further details about these risks as well as information about additional risks.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Customer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of “systematically important” financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund’s portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Active management risk

A fund that relies on its manager’s ability to pursue the fund’s goal is subject to management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadvisor to choose securities that perform better than securities that are included in the benchmark.

Arbitrage securities and distressed companies risk

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Asset allocation risk

Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the sub-advisor may favor an asset category that performs poorly relative to the other asset categories. To the extent that alternative asset categories underperform the general stock market, the fund would perform poorly relative to a fund invested primarily in the general stock market.

Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

As a result of market, interest rate and other circumstances, the amount of cash available for distribution and the fund’s distribution rate may vary or decline. The risk of variability and/or reduction in distribution levels is accentuated in the currently prevailing market and interest-rate circumstances. Interest rates available on investments have decreased as illustrated by the declines in effective yield on leading high yield bond indexes. In addition, as a result of these circumstances, many higher-yielding securities have been called by the issuers and refinanced with lower-yielding securities. Moreover, the fund’s investments in equity, equity-like, distressed and special situation securities may result in significant holdings that currently pay low or no income, but that the

145

subadvisor believes represent positive long-term investment opportunities. A combination of the above factors has contributed to a significant decline in certain funds’ distributions rate effective in the last year.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadvisor may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (S&P), or “determined” by a subadvisor to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadvisor intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

146

Distressed investments risk

Distressed investments include loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and ask prices of such securities may be greater than normally expected. If the subadvisor’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the fund’s original investment.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadvisor believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisors to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisor investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadvisor believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (“ETFs”) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk. Fixed-income securities, including those backed by the U.S. Treasury or the full faith and credit of the U.S. government, are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

147

Investment-grade fixed-income securities in the lowest-rating category risk. Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk. Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called “junk bonds”). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on subadvisor’s own credit analysis. While a subadvisor may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadvisor’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency

148

exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadvisor’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if

149

it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent a fund of funds utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Hybrid instrument risk

The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmark for the hybrid instrument or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject

150

to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies. Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Materials. Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals. The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology companies. A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing

151

companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

152

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Loan participations risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadvisor’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Lower-rated fixed-income securities risk

Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to the same risks as other fixed-income securities but have greater credit quality risk and may be considered speculative. In addition, lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not to the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made

153

by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations. A fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;

154

•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity real estate investment trusts (“REIT“s) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

ADDITIONAL INFORMATION ABOUT THE FUNDS’

PRINCIPAL INVESTMENT POLICIES (INCLUDING EACH FUND OF FUNDS)

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 5% in the case of Money Market Trust) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the

155

underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1⁄3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United

156

States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

ADDITIONAL INFORMATION ABOUT EACH JHVIT FEEDER FUND’S AND EACH

AMERICAN FUNDS MASTER FUND’S INVESTMENTS

Master-Feeder Structure

Each of the American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust and American New World Trust (the “JHVIT Feeder Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each invests in a “master fund” which in turn purchases investment securities. Each JHVIT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”). Each JHVIT Feeder Fund’s master fund is listed below:

JHVIT Feeder Fund	American Funds Master Fund

American Asset Allocation Trust	Asset Allocation Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American Growth Trust	Growth Fund (Class 1 shares)
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)
American International Trust	International Fund (Class 1 shares)
American New World Trust	New World Fund (Class 1 shares)

Each master fund may have other shareholders, each of which will pay its proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHVIT feeder fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including a JHVIT Feeder Fund.

Each JHVIT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of the JHVIT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken with respect to the JHVIT Feeder fund which may include: (a) investing all of the assets of the JHVIT Feeder Fund in another master fund; (b) electing to have another advisor manage the assets directly (either as an advisor to the JHVIT Feeder Fund or as a subadvisor to the JHVIT Feeder Fund with John Hancock Investment Management Services, LLC as the advisor); or (c) taking other appropriate action. A withdrawal by a JHVIT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHVIT Feeder Fund. Should such a distribution occur, the JHVIT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHVIT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the JHVIT Feeder Fund.

157

Because each JHVIT Feeder Fund invests substantially all of its assets in a master fund, the JHVIT Feeder Fund will bear the fees and expenses of both the JHVIT Feeder Fund and the master fund. Therefore, JHVIT Feeder Fund fees and expenses may be higher than those of a fund that invests directly in securities.

The prospectus for the master fund is delivered together with this Prospectus.

Additional Investment Policies

Additional investment policies of the master funds are set forth in the statement of additional information of the master funds which is available upon request.

Advisory Arrangements

Because the JHVIT Feeder Funds invest solely in corresponding master funds, they do not have an investment advisor. See the master funds’ prospectus for a description of the master funds’ advisory arrangements.

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment advisor to each American Funds Master Fund and to other mutual funds, including the American Funds. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, California 90071. CRMC manages the investment portfolio and business affairs of each American Funds Master Fund.

MANAGEMENT

Trustees

JHVIT is managed under the direction of its Trustees. The Board oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Investment Management Services, LLC (the “Advisor”) is the investment advisor to JHVIT and is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Advisor is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and principally as “John Hancock” in the United States.

The Advisor administers the business and affairs of JHVIT and, except in the case of the JHVIT Feeder Funds, selects, contracts with and compensates subadvisors to manage the assets of most of the funds. The Advisor: (i) monitors the compliance of the subadvisors with the investment objectives and related policies of the funds; (ii) reviews the performance of the subadvisors; and (iii) reports periodically on such performance to the Board subject to Board approval, the Advisor may elect to directly manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Advisor receives a fee from JHVIT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Advisor.

Subject to the supervision of the Advisor and the Board, the subadvisors manage the assets of the funds. Each subadvisor formulates an investment program for each fund it subadvises, consistent with the fund’s investment goal and strategy, and regularly reports to the Advisor and the Board with respect to such program. The subadvisors are compensated by the Advisor and not by the funds.

An SEC order permits the Advisor to appoint a subadvisor or change the terms of a subadvisory agreement (including subadvisory fees) without the expense and delays associated with obtaining shareholder approval. This order does not, however, permit the Advisor to appoint a subadvisor that is an affiliate of the Advisor or JHVIT without obtaining shareholder approval.

A discussion regarding the basis for the Board’s approval of the advisory and subadvisory agreements for the funds is available in the funds’ semi-annual report to shareholders for the periods ended June 30, 2012 and December 31, 2012.

For information on the advisory fee for the master fund for each of the JHVIT Feeder Funds, please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus.

The Advisor has contractually agreed to waive its management fee or reimburse expenses (the Reimbursement) for certain participating funds of the Trust and John Hancock Funds II. The Reimbursement will equal, on an annualized basis, 0.01% of that

158

portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the participating funds that equals or exceeds $100 billion. The amount of the Reimbursement will be calculated daily and allocated among all the participating funds in proportion to the daily net assets of each such fund. The Reimbursement may be terminated or modified at any time by the Advisor with the approval of the Trust’s Board of Trustees (the Board).

Expense Recapture (applicable to all funds)

The Advisor may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

Subadvisors and Portfolio Managers

Set forth below, in alphabetical order by subadvisor, is additional information about the subadvisors and the fund portfolio managers. The SAI includes additional details about the portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Capital Research and Management Company (“CRMC”)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1931.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by the oversight of the appropriate investment-related committees of CRMC and its investment divisions. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the master funds are:

Primary Title with Investment
Portfolio Counselor	Advisor (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Donald D. O’Neal	Senior Vice President — Capital Research	Serves as an equity portfolio counselor for
Vice Chairman of the Board	Global Investors	Growth-Income Fund

Investment professional for 28 years, all with
CRMC or affiliate

Alan N. Berro	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
President	Investors	Asset Allocation Fund

Investment professional for 27 years in total;
22 years with CRMC or affiliate

Carl M. Kawaja	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
Vice President	Investors	New World Fund

Investment professional for 26 years in total;
22 years with CRMC or affiliate

Sung Lee	Senior Vice President — Capital Research	Serves as an equity portfolio counselor for
Vice President	Global Investors	International Fund

Investment professional for 19 years, all with
CRMC or affiliate

159

Primary Title with Investment
Portfolio Counselor	Advisor (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Dylan Yolles	Senior Vice President — Capital	Serves as an equity portfolio counselor for
Vice President	International Investors	Growth-Income Fund

Investment professional for 16 years in total;
13 years with CRMC or affiliate

Donnalisa Parks Barnum	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	Growth Fund

Investment professional for 32 years in total;
27 years with CRMC or affiliate

L. Alfonso Barroso	Senior Vice President — Capital Research	Serves as an equity portfolio counselor for
	Global Investors	International Fund

Investment professional for 19 years, all with
CRMC or affiliate

David A. Daigle	Senior Vice President — Fixed Income,	Serves as a fixed-income portfolio counselor
	Capital Research Company	for Asset Allocation Fund

Investment professional for 19 years, all with
CRMC or affiliate

J. Blair Frank	Senior Vice President — Capital Research	Serves as an equity portfolio counselor for
	Global Investors	Growth-Income Fund

Investment professional for 20 years in total;
19 years with CRMC or affiliate

Nicholas J. Grace	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	New World Fund

Investment professional for 23 years in total;
19 years with CRMC or affiliate

F. Galen Hoskin	Senior Vice President – Capital World	Serves as an equity portfolio counselor for
	Investors	New World Fund

Investment professional for 19 years, all with
CRMC or affiliate

Claudia P. Huntington	Senior Vice President — Capital Research	Serves as an equity portfolio counselor for
	Global Investors	Growth-Income Fund

Investment professional for 40 years in total;
38 years with CRMC or affiliate

Gregg E. Ireland	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	Growth Fund

Investment professional for 41 years, all with
CRMC or affiliate

Martin Jacobs	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	Global Growth Fund

Investment professional for 25 years in total;
12 years with CRMC or affiliate

160

Primary Title with Investment
Portfolio Counselor	Advisor (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Gregory D. Johnson	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	Growth Fund

Investment professional for 20 years, all with
CRMC or affiliate

Michael T. Kerr	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	Growth Fund

Investment professional for 30 years in total;
28 years with CRMC or affiliate

Jonathan Knowles	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	Global Growth Fund

Investment professional for 21 years in total;
all with CRMC or affiliate

Jefferey T. Lager	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	Asset Allocation Fund

Investment professional for 18 years in total;
17 years with CRMC or affiliate

Jesper Lyckeus	Senior Vice President — Capital Research	Serves as an equity portfolio counselor for
	Global Investors	International Fund

Investment professional for 18 years in total;
17 years with CRMC or affiliate

Ronald B. Morrow	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	Growth Fund

Investment professional for 45 years in total;
16 years with CRMC or affiliate

James R. Mulally	Senior Vice President, Fixed-Income, CRMC	Serves as a fixed-income portfolio counselor
for Asset Allocation Fund
Investment professional for 37 years in total;
33 years with CRMC or affiliate

Robert H. Neithart	Senior Vice President — Fixed Income, CRMC	Serves as a fixed-income portfolio counselor
for New World Fund
Investment professional for 26 years, all with
CRMC or affiliate

William L. Robbins	Senior Vice President — Capital	Serves as an equity portfolio counselor for
	International Investors	Growth-Income Fund

Investment professional for 21 years in total;
18 years with CRMC or affiliate

Eugene P. Stein	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	Asset Allocation Fund

Investment professional for 42 years in total;
41 years with CRMC or affiliate

161

Primary Title with Investment
Portfolio Counselor	Advisor (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Christopher M. Thomsen	Senior Vice President, Capital Research	Serves as an equity portfolio counselor for
	Global Investors	International Fund

Investment professional for 16 years, all with
CRMC or affiliate

Steven T. Watson	Senior Vice President — Capital World	Serves as an equity portfolio counselor for
	Investors	Global Growth Fund

Investment professional for 26 years in total;
23 years with CRMC or affiliate

Isabelle de Wismes	Senior Vice President – Capital World	Serves as an equity portfolio counselor for
	Investors	Global Growth Fund

Investment professional for 29 years in total;
20 years with CRMC or affiliate

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the SAI.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment advisor for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

Fund	Portfolio Managers

Fundamental Value Trust	Christopher C. Davis Kenneth Charles Feinberg

•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Total Bond Market Trust B	Peter Farley, CFA
Joshua Kuhnert, CFA

•	Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.

•	Joshua Kuhnert, CFA. Mr. Kuhnert joined Declaration in 2007 and is an Assistant Vice President. He manages Active Core and Index portfolios.

162

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Dimensional has identified the following persons as primarily responsible for coordinating the day-to-day management of the funds as set forth below.

Fund	Portfolio Managers
International Small Company Trust	Karen E. Umland, CFA
Joseph H. Chi, CFA
Jed S. Fogdall
Henry F. Gray

•	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Umland joined Dimensional in 1993 and has been a Portfolio Manager and responsible for the international equity portfolios since 1998.
•	Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been co-head of the portfolio management group since 2012.
•	Jed S. Fogdall. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been co-head of the portfolio management group since 2012.
•	Henry S. Gray. Head of Global Equity Trading and Vice President and a member of the Investment Committee. Mr. Gray joined Dimensional in 1995 and was a Portfolio Manager from 1995 to 2005 and has been the Head of Global Equity Trading since 2006.

Franklin Mutual Advisers (“Franklin Mutual”)

Franklin Mutual is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Franklin Mutual is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Manager
Mutual Shares Trust	Peter Langerman
F. David Segal, CFA
Deborah A. Turner, CFA

•	Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.
•	F. David Segal, CFA. Prior to joining Franklin Templeton Investments in 2002, Mr. Segal was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.
•	Deborah A. Turner has been with Franklin Templeton Investments since 1996.

163

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. GMO manages assets on a worldwide basis for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers
International Core Trust	Global Quantitative Equity Division

Quantitative Equity Division. Day-to-day management of the fund is the responsibility of the Division. The Division’s members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the funds are:

•	Dr. David Cowan. Co-Director of the Division; joined GMO in 2006 and has been responsible for portfolio management of GMO’s domestic quantitative equity portfolios since 2006 and GMO’s international quantitative equity portfolios since 2012.
•	Dr. Thomas Hancock. Co-Director of the Division; joined GMO in 1995 and has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.

The senior members allocate responsibility for portions of the fund to various members of the Division, oversee the implementation of trades on behalf of the fund, review the overall composition of the fund’s portfolios, and monitor cash flows.

Invesco Advisers, Inc. (“Invesco”)

Invesco is an indirect wholly owned subsidiary of Invesco Ltd., whose principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, an investment advisor since 1976, is a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco, and/or its affiliates is the investment advisor for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

Fund	Portfolio Managers
Value Trust	Thomas Copper (Co-Lead Manager)
John Mazanec (Co-Lead Manager)
Sergio Marcheli

•	Thomas Copper. Portfolio Manager (Co-Lead), who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Cooper was associated with Van Kampen Asset Management in an investment capacity (1986-2010).
•	Sergio Marcheli. Portfolio Manager, who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2002 to 2010).
•	John Mazanec. Portfolio Manager (Co-Lead), who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Mazanec was associated with Van Kampen Asset Management (June 2008 to 2010) and, prior to that, he was a portfolio manager at Wasatch Advisers.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Advisor. JHFS is a subsidiary of MFC, based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers
Fundamental Holdings Trust	Bob Boyda
Steve Medina
Bond Trust	Howard C. Greene
Jeffrey N. Given
Core Fundamental Holdings Trust	Bob Boyda
Steve Medina

164

Fund	Portfolio Managers
Core Global Diversification Trust	Bob Boyda
Steve Medina
Core Strategy Trust	Bob Boyda
Steve Medina
Franklin Templeton Founding Allocation Trust	Bob Boyda
Steve Medina
Lifestyle Balanced Trust	Bob Boyda
Steve Medina
Lifestyle Conservative Trust	Bob Boyda
Steve Medina
Lifestyle Growth Trust	Bob Boyda
Steve Medina
Lifestyle Moderate Trust	Bob Boyda
Steve Medina
Ultra Short Term Bond Trust	Howard C. Greene
Jeffrey N. Given

•	Bob Boyda. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management in 2009.
•	Jeffrey N. Given. Vice President; joined John Hancock Asset Management in 1993.
•	Howard C. Greene. Senior Vice President; joined John Hancock Asset Management in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	Steve Medina. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management, LLC in 2009.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadvisor as well as other portfolios advised by the Advisor. John Hancock Asset Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Manulife Asset Management Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of Manulife Asset Management, Ltd is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Fund	Portfolio Managers
500 Index Trust B	Carson Jen
Narayan Ramani
Fundamental Holdings Trust	Steve Orlich
Core Fundamental Holdings Trust	Steve Orlich
Core Global Diversification Trust	Steve Orlich
Core Strategy Trust	Steve Orlich
Lifestyle Balanced Trust	Steve Orlich
Lifestyle Conservative Trust	Steve Orlich
Lifestyle Growth Trust	Steve Orlich
Lifestyle Moderate Trust	Steve Orlich
Mid Cap Index Trust	Carson Jen
Narayan Ramani
Money Market Trust	Maralyn Kobayashi
Faisal Rahman

165

•	Faisal Rahman CFA. Managing Director and Portfolio Manager; joined Manulife Asset Management Limited in 2001, with John Hancock Asset Management (North America) since 2003.
•	Carson Jen. Senior Managing Director and Senior Portfolio Manager; joined Manulife Asset Management, Ltd in 1997.
•	Maralyn Kobayashi. Managing Director and Senior Portfolio Manager; joined Manulife Asset Management, Ltd in 1981.
•	Steve Orlich. Senior Managing Director and Senior Portfolio Manager. He joined Manulife Asset Management Limited in 1998, with John Hancock Asset Management (North America) since 2003. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.
•	Narayan Ramani. Managing Director and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined Manulife Asset Management, Limited in 1998.

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund	Portfolio Managers
All Cap Value Trust	Robert P. Fetch
Deepak Khanna

•	Robert P. Fetch. Partner and Director; joined Lord Abbett in 1995.
•	Deepak Khanna. Partner and Portfolio Manager; returned to Lord Abbett in 2007.

Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the fund.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO is a majority-owned subsidiary of Allianz Asset Management with a minority interest held by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Fund	Portfolio Managers
Total Return Trust	William H. Gross, CFA
Global Bond Trust	Scott Mather

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than forty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.

QS Investors, LLC. (“QS Investors”)

QS Investors is a Delaware limited liability company located at 880 Third Avenue, 7th Floor New York, NY 10022. QS Investors is 100% employee-owned with its managing members, Janet Campagna, James Norman, Rosemary Macedo, Marco Veissid and Robert Wang, having a controlling interest in the firm. A majority of the managing members are former members of DIMA’s Quantitative Strategies Group that previously provided services to the Lifestyle Trusts. QS Investors provides services to the Lifestyle Trusts.

Templeton Global Advisors Limited (“Templeton Global”)

Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

166

Fund	Portfolio Managers
Global Trust	Norman J. Boersma, CFA
Tucker Scott, CFA
Lisa Myers, CFA

•	Norman J. Boersma, CFA. Lead Portfolio Manager; President and Director; joined Templeton Global in 1991.
•	Tucker Scott, CFA. Executive Vice President; Portfolio Manager and Research Analyst; joined Templeton Global in 1996.
•	Lisa Myers, CFA. Executive Vice President; joined Templeton Global in 1996.

Templeton Investment Counsel, LLC (“Templeton”)

Templeton Global Advisors Limited serves as sub-subadvisor

 Templeton is located at 300 S. E. 2nd Street, Ft. Lauderdale, Florida 33301, and has been in the business of providing investment advisory services since 1954. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers
International Value Trust	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996.
•	Cindy Sweeting, CFA. President and Chairman; joined Templeton in 1997.
•	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994.
•	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners (2000-2006).

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. T. Rowe Price and its affiliates manage over eleven million individual and institutional investor accounts.

Fund	Portfolio Managers
Mid Value Trust	David J. Wallack

• David J. Wallack. Vice President; joined T. Rowe Price in 1990.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

Fund	Portfolio Managers
Core Allocation Plus Trust	Rick A. Wurster, CFA
Evan S. Grace, CFA
Investment Quality Bond Trust	Lucius T. (L.T.) Hill III
Campe Goodman, CFA
Christopher A. Jones, CFA
Joseph F. Marvan, CFA
Mid Cap Stock Trust	Michael T. Carmen, CFA
Mario E. Abularach, CFA
Stephen Mortimer

167

Fund	Portfolio Managers
Small Cap Growth Trust	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Trust	Timothy J. McCormack, CFA
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst of Wellington Management; joined the firm as an investment professional in 2001.

•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.

•	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1999.

•	Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.

•	Evan S. Grace, CFA. Director, Asset Allocation Portfolio Manager and Strategist affiliated with Wellington Management; joined the firm as an investment professional in 2003.

•	Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1993.

•	Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.

•	Joseph F. Marvan, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2003.

•	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.

•	Stephen Mortimer. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2001.

•	Shaun F. Pedersen. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2004.

•	Rick A. Wurster, CFA. Vice President and Asset Allocation Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2006.

Western Asset Management Company (“Western Asset”)

Western Asset Management Company Limited serves as sub-subadvisor*

Western Asset is one of the world’s leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued since 1971. From offices in Pasadena, New York, Sao Paulo, London, Dubai, Singapore, Hong Kong, Tokyo and Melbourne, Western Asset's 865 employees perform investment services for a wide variety of global clients. The Firm's clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money markets to emerging markets. Western Asset’s client base totals 509, representing 40 countries and 1,046 accounts

Fund	Portfolio Managers
High Yield Trust*	Stephen A. Walsh
Michael C. Buchanan
Keith J. Gardner

•	Stephen A. Walsh. Chief Investment Officer of Western Asset since September 2008; previously served as Western Asset’s Deputy Chief Investment Officer; joined Western Asset in 1991.

•	Michael C. Buchanan. Head of Credit; joined Western Asset in 2005.

•	Keith J. Gardner. Head of Developing Markets; joined Western Asset in 1994.

168

SHARE CLASSES AND RULE 12B-1 PLANS

Share Classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all share classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. “Class expenses,” however, are allocated to each class. “Class expenses” include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Advisor to be properly allocable to a particular class. The Advisor will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Advisor may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans

Rule 12b-1 fees will be paid to JHVIT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”).

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i)	for any expenses relating to the distribution of the shares of the class,

(ii)  for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii)  for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHVIT’s investment advisor and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares

an annual rate of up to 0.15%* of the net assets of the Series I shares

*0.60% in the case of American Growth Trust, American Growth-Income Trust, American International Trust, American Asset Allocation Trust, American Global Growth Trust, American New World Trust and Fundamental Holdings Trust.

*0.35% in the case of Core Fundamental Holdings Trust and Core Global Diversification Trust.

Series II shares

an annual rate of up to 0.35%* of the net assets of the Series II shares

*0.75% in the case of American Growth Trust, American Growth-Income Trust, American International Trust, American Asset Allocation Trust, American Global Growth Trust, American New World Trust and Fundamental Holdings Trust.

*0.55% in the case of Core Fundamental Holdings Trust and Core Global Diversification Trust.

169

Series III shares

an annual rate of up to 0.25% of the net assets of the Series III shares

*0.15% in the case of Core Fundamental Holdings Trust and Core Global Diversification Trust.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Purchase and Redemption of Shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAVat that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the NewYork Stock Exchange (“NYSE”) is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

•	an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

•	the SEC by order so permits for the protection of security holders of JHVIT.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds (“Underlying Funds”) and to certain qualified retirement plans (“qualified plans”).

Due to differences in tax treatments and other considerations, the interests of holders of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board of Trustees of JHVIT (the “Board” or “Trustees”) will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Calculation of NAV

The NAV of each fund’s share class is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Standard Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each share class of each fund (except the Money Market Trust) has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities

Except as noted below, securities held by a fund are primarily valued on the basis of market quotations or official closing prices. Securities held by the Money Market Trust and certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investments companies held by a fund are valued based on the NAV of the underlying fund.

Fair Valuation of Securities. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to a fair value a security, a fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the market, and

170

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that is no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price that a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in an other open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

Dividends

JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

Money Market Trust seeks to maintain a constant per share NAV of $1.00. Dividends from net investment income for each of these funds will generally be declared and reinvested, or paid in cash, as to a share class daily. However, if class expenses exceed class income on any given day, as may occur from time to time in the current investment environment, the fund may determine not to pay a dividend on the class on that day and to resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When a fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, a fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadvisor’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board has adopted procedures to deter Disruptive Short-Term Trading and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAVof the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity,

171

sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHVIT; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadvisor’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1.	Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV.

2.	Funds with significant investments in high yield securities that are infrequently traded; and

3.	Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

A description of the funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

Marketing Expense Allowance

JHVIT’s distributor, John Hancock Distributors, LLC pays American Funds Distributors, Inc. (“AFD”) a marketing expense allowance for AFD’s marketing assistance equal to the marketing expense rate set forth below multiplied by the dollar amount of new and subsequent investments received by the American Fund Insurance Series (“AFIS”) from the JHVIT Feeder Funds and the fund of funds that invest in the AFIS fund during the calendar year.

Aggregate Amount of New and Subsequent Investments
Received by the American Funds Insurance Series from
the Feeder Funds and the fund of funds [(excluding
exchanges other than exchanges through dollar cost
Marketing Expense Rate	averaging programs)] during the calendar year.
0.16%	$0-1.5 Billion
0.14%	Between $1.5 and $3.0 Billion
0.10%	Excess of $3.0 Billion

172

XBRL Filings

A fund’s XBRL filings are located at http://www.johnhancock.com/XBRL/JHT.html.

Additional information about fund expenses

Each fund’s annual operating expenses will likely vary throughout the period and from year to year. Each fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

173

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account that may use John Hancock Variable Insurance Trust (“JHVIT”) as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHVIT as of December 31, 2012, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHVIT’s financial statements, in JHVIT’s annual report which has been incorporated by reference into the SAI and is available upon request.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
500 Index Trust B
Series NAV
12-31-2012	15.71	0.36	[3]	2.12	2.48	(0.18)	—	—	(0.18)	18.01	15.80	0.49	0.25	2.07	1,121	4	[6]
12-31-2011	15.71	0.30	[3]	(0.01)	0.29	(0.29)	—	—	(0.29)	15.71	1.87	0.49	0.25	1.86	845	4
12-31-2010	13.91	0.25	[3]	1.80	2.06	(0.26)	—	—	(0.26)	15.71	14.86	0.49	0.25	1.77	886	10
12-31-2009	11.24	0.25	[3]	2.69	2.94	(0.27)	—	—	(0.27)	13.91	26.35	0.49	0.25	2.15	816	8
12-31-2008	18.51	0.32	[3]	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.44)	11.24	(37.19)	0.50	0.25	2.05	698	7

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

3Based on the average daily shares outstanding.

6Excludes merger activity.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
All Cap Value Trust
Series I
12-31-2012	7.97	0.08	[2]	0.78	0.86	(0.07)	(0.34)	—	(0.41)	8.42	10.95	0.86	0.86	0.91	27	86
12-31-2011	8.35	0.04	[2]	(0.39)	(0.35)	(0.03)	—	—	(0.03)	7.97	(4.20)	0.87	0.87	0.52	31	64
12-31-2010	7.08	0.04	[2]	1.26	1.30	(0.03)	—	—	(0.03)	8.35	18.35	0.90	0.90	0.51	37	75
12-31-2009	5.62	0.03	[2]	1.46	1.49	(0.03)	—	—	(0.03)	7.08	26.61	0.97	0.97	0.50	36	90
12-31-2008	8.16	0.05	[2]	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)	0.99	0.99	0.72	36	77

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

174

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
American Asset Allocation Trust
Series III
12-31-2012	10.93	0.23		1.54	1.77	(0.24)	—	—	(0.24)	12.46	16.16	0.27	[4]	0.27	[4]	1.87	[3]	156	2
12-31-2011	11.00	0.21	[2,3]	(0.07)	0.14	(0.21)	—	—	(0.21)	10.93	1.27	0.27	[4]	0.27	[4]	1.84	[3]	146	2
12-31-2010	9.96	0.20	[2,3]	1.04	1.24	(0.20)	— [5]	—	(0.20)	11.00	12.54	0.27	[4]	0.27	[4]	1.96	[3]	153	3
12-31-2009	8.44	0.27	[2,3]	1.69	1.96	(0.22)	(0.22)	—	(0.44)	9.96	23.82	0.28	[4]	0.28	[4]	2.99	[3]	143	5
12-31-2008[9]	12.34	0.78	[2,3]	(4.39)	(3.61)	(0.28)	(0.01)	—	(0.29)	8.44	(29.17)[7]	0.29	[4,8]	0.28	[4,8]	8.21	[3,8]	34	1

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the Portfolio for the periods ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

5Less than $0.005 per share.

7Not annualized.

8Annualized.

9The inception date for Series III shares is 1-2-08.

175

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)		(%)
American Global Growth Trust
Series III
12-31-2012	10.08	0.10	[2,3]	2.17	2.27	(0.10)	—	—	(0.10)	12.25	22.49	0.29	[4]	0.29	[4]	0.84	[3]	4		5
12-31-2011	11.22	0.15	[2,3]	(1.15)	(1.00)	(0.14)	—	—	(0.14)	10.08	(8.92)	0.29	[4]	0.29	[4]	1.37	[3]	3		7
12-31-2010	10.17	0.16	[2,3]	1.04	1.20	(0.15)	—	—	(0.15)	11.22	11.80	0.29	[4]	0.28	[4]	1.60	[3]	3		8
12-31-2009	7.74	0.20	[2,3]	2.87	3.07	(0.13)	(0.51)	—	(0.64)	10.17	42.22	0.30	[4]	0.28	[4]	2.17	[3]	2		11
12-31-2008[9]	13.07	0.66	[2,3]	(5.66)	(5.00)	(0.20)	(0.13)	—	(0.33)	7.74	(38.21)[6]	0.30	[4,7]	0.28	[4,7]	7.23	[3,7]	—	[8]	15

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the Portfolio for the periods ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

6Not annualized.

7Annualized.

8Less than $500,000.

9The inception date for Series III shares is 1-2-08.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
American Growth Trust
Series III
12-31-2012	14.81	0.13	[2,3]	2.52	2.65	(0.13)	—	—	(0.13)	17.33	17.89	0.27	[4]	0.27	[4]	0.78	[2]	106	4
12-31-2011	15.57	0.10	[2,3]	(0.77)	(0.67)	(0.09)	—	—	(0.09)	14.81	(4.29)	0.27	[4]	0.27	[4]	0.65	[2]	98	6
12-31-2010	13.20	0.11	[2,3]	2.36	2.47	(0.10)	—	—	(0.10)	15.57	18.69	0.27	[4]	0.27	[4]	0.78	[2]	89	5
12-31-2009	11.57	0.11	[2,3]	3.76	3.87	(0.08)	(2.16)	—	(2.24)	13.20	39.32	0.28	[4]	0.28	[4]	0.89	[2]	62	8
12-31-2008[5]	21.53	0.53	[2,3]	(9.87)	(9.34)	(0.18)	(0.44)	—	(0.62)	11.57	(43.75)	0.29	[4]	0.29	[4]	3.80	[2]	10	16

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

3Based on the average daily shares outstanding.

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% - 0.78%, 0.29% - 0.80%, 0.29% - 0.80%, 0.29% - 0.82% and 0.25% - 0.73%, based on the mix of underlying funds held by the Portfolio for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

5The inception date for Series III shares is 1-2-08.

176

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
American Growth-Income Trust
Series III
12-31-2012	14.37	0.57	[2,3]	1.94	2.51	(0.26)	—	—	(0.26)	16.62	17.51	0.27	[4]	0.27	[4]	3.53	[2]	257	18	[5]
12-31-2011	14.87	0.23	[2,3]	(0.50)	(0.27)	(0.23)	—	—	(0.23)	14.37	(1.81)	0.27	[4]	0.27	[4]	1.58	[2]	76	5
12-31-2010	13.52	0.21	[2,3]	1.35	1.56	(0.21)	—	—	(0.21)	14.87	11.51	0.27	[4]	0.27	[4]	1.51	[2]	79	6
12-31-2009	11.50	0.26	[2,3]	3.03	3.29	(0.19)	(1.08)	—	(1.27)	13.52	31.26	0.28	[4]	0.28	[4]	2.15	[2]	70	18
12-31-2008[6]	19.30	0.84	[2,3]	(7.93)	(7.09)	(0.30)	(0.41)	—	(0.71)	11.50	(37.18)[7]	0.29	[4,8]	0.29	[4,8]	6.24	[2,8]	12	15

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

3Based on the average daily shares outstanding.

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% - 0.78%, 0.29% - 0.80%, 0.29% - 0.80%, 0.29% - 0.82% and 0.25% - 0.73%, based on the mix of underlying funds held by the Portfolio for the periods ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

5Excludes merger activity.

6The inception date for Series III shares is 1-2-08.

7Not annualized.

8Annualized.

177

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)		(%)
American International Trust
Series III
12-31-2012	13.72	0.22	[2,3]	2.24	2.46	(0.22)	—	—	(0.22)	15.96	17.94	0.27	[4]	0.27	[4]	1.49	[3]	51		5
12-31-2011	16.28	0.34	[2,3]	(2.63)	(2.29)	(0.27)	—	—	(0.27)	13.72	(14.05)	0.27	[4]	0.27	[4]	2.18	[3]	45		9
12-31-2010	15.47	0.40	[2,3]	0.72	1.12	(0.31)	—	—	(0.31)	16.28	7.25	0.27	[4]	0.27	[4]	2.64	[3]	33		12
12-31-2009	14.27	0.64	[2,3]	4.18	4.82	(0.21)	(3.41)	—	(3.62)	15.47	43.14	0.28	[4]	0.28	[4]	4.36	[3]	10		10
12-31-2008[5]	26.60	1.07	[2,3]	(12.03)	(10.96)	(0.60)	(0.77)	—	(1.37)	14.27	(41.97)[6]	0.29	[4,7]	0.29	[4,7]	6.08	[3,7]	—	[8]	18

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the Portfolio for the periods ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

5The inception date for Series III shares is 1-2-08.

6Not annualized.

7Annualized.

8Less than $500,000.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)		(%)
American New World Trust
Series III
12-31-2012	11.58	0.11	[2,3]	1.94	2.05	(0.12)	—	—	(0.12)	13.51	17.71	0.33	[4]	0.33	[4]	0.85	[2]	3		7
12-31-2011	13.72	0.22	[2,3]	(2.14)	(1.92)	(0.22)	—	—	(0.22)	11.58	(14.02)	0.31	[4]	0.31	[4]	1.70	[2]	3		14
12-31-2010	11.81	0.22	[2,3]	1.89	2.11	(0.20)	—	—	(0.20)	13.72	17.84	0.31	[4]	0.30	[4]	1.76	[2]	3		26
12-31-2009	8.13	0.24	[2,3]	3.73	3.97	(0.16)	(0.13)	—	(0.29)	11.81	49.55	0.34	[4]	0.28	[4]	2.31	[2]	2		22
12-31-2008[8]	14.71	0.47	[2,3]	(6.68)	(6.21)	(0.19)	(0.18)	—	(0.37)	8.13	(42.16)[6]	0.33	[4,7]	0.28	[4,7]	4.60	[2,7]	—	[9]	60

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

3Based on the average daily shares outstanding.

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.78%, 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the Portfolio for the periods ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

6Not annualized.

7Annualized.

8The inception date for Series III shares is 1-2-08.

9Less than $500,000.

178

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]		(%)		(%)		(%)		(in millions)	(%)
Bond Trust
Series I
12-31-2012	13.62	0.31	[2]	0.55	0.86	(0.39)	(0.10)	—	(0.49)	13.99	6.34		0.65		0.64		2.23		244	114
12-31-2011[3]	13.87	0.02	[2]	0.08	0.10	(0.35)	—	—	(0.35)	13.62	0.75	[4]	0.66	[5]	0.65	[5]	0.75	[5]	230	108	[6]

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3The inception date for Series I and Series II shares is 10-31-11.

4Not annualized.

5Annualized.

6Excludes merger activity.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Core Allocation Plus Trust
Series I
12-31-2012	9.91	0.14	[2]	1.18	1.32	(0.14)	(0.66)	—	(0.80)	10.43	13.58	1.05	1.04	1.31	20	155
12-31-2011	10.89	0.13	[2]	(0.39)	(0.26)	(0.14)	(0.58)	—	(0.72)	9.91	(2.31)	1.04	1.04	1.20	24	154
12-31-2010	10.13	0.15	[2]	0.90	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.50	1.04	1.04	1.44	27	132
12-31-2009	8.50	0.11	[2]	2.03	2.14	(0.16)	(0.35)	—	(0.51)	10.13	25.20	1.12	1.12	1.16	25	174
12-31-2008[3]	12.50	0.12	[2]	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[4]	1.63	1.63	1.12	11	97

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3The inception date for Series I, Series II and Series NAV shares is 1-2-08.

4Not annualized.

179

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Fundamental Holdings Trust
Series III
12-31-2012	15.50	0.29	[2,3]	1.44	1.73	(0.30)	(0.22)	—	(0.52)	16.71	11.18		0.24	[4]	0.25	[4]	1.77	[3]	25	57
12-31-2011	15.72	0.31	[2,3]	(0.16)	0.15	(0.29)	(0.08)	—	(0.37)	15.50	0.99		0.24	[4]	0.25	[4]	1.95	[3]	23	8
12-31-2010	14.65	0.34	[2,3]	1.15	1.49	(0.30)	(0.12)	—	(0.42)	15.72	10.08		0.26	[4]	0.24	[4]	2.28	[3]	20	3
12-31-2009[9]	12.50	0.42	[2,3]	2.00	2.42	(0.26)	(0.01)	—	(0.27)	14.65	19.35	[7]	0.34	[4,8]	0.20	[4,8]	4.42	[3,8]	9	11

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown. 2Based on the average daily shares outstanding.

3Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% - 0.59%, 0.29% - 0.53%, 0.29% - 0.53% and 0.29% - 0.54% based on the mix of underlying funds held by the portfolio for the periods ended 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively.

7Not annualized.

8Annualized.

9The inception date for Series II and Series III shares is 5-1-09.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]		(%)		(%)		(%)		(in millions)	(%)
Core Global Diversification Trust
Series III
12-31-2012	14.98	1.24	[2,3]	0.75	1.98	(1.27)	(0.25)	—	(1.52)	15.45	13.35		0.24	[4]	0.25	[4]	7.77	[3]	18	53
12-31-2011	16.00	0.33	[2,3]	(0.87)	(0.54)	(0.32)	(0.16)	—	(0.48)	14.98	(3.36)		0.24	[4]	0.25	[4]	2.09	[3]	18	11
12-31-2010	15.19	0.39	[2,3]	0.92	1.31	(0.31)	(0.19)	—	(0.50)	16.00	8.71		0.25	[4]	0.24	[4]	2.54	[3]	16	10
12-31-2009[9]	12.50	0.50	[2,3]	2.45	2.95	(0.26)	— [10]	—	(0.26)	15.19	23.58	[7]	0.34	[4,8]	0.20	[4,8]	5.02	[3,8]	6	20

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.0.12% - 0.59%, 0.29% - 0.56%, 0.29% - 0.61% and 0.29% - 0.56% based on the mix of underlying funds held by the portfolio for the years ended 12-31-12, 12-31-11, 12-31-10 and 12-31-09.

7Not annualized.

8Annualized.

9The inception date for Series II and Series III shares is 5-1-09.

10Less than $0.005 per share.

180

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations					Less Distributions						Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset		before		including				Net
	value,	investment		gain (loss)	investment		From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-		investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations		income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
Core Strategy Trust
Series II
12-31-2012	12.44	0.32	[2,3]	1.21	1.53		(0.33)	(0.02)	—	(0.35)	13.62	12.27	0.33	[4]	0.33	[4]	2.36	[3]	688	110	[10]
12-31-2011	12.70	0.25	[2,3]	(0.25)	—	[6]	(0.26)	— [6]	—	(0.26)	12.44	0.01	0.32	[4]	0.31	[4]	1.95	[3]	653	8
12-31-2010	11.55	0.23	[2,3]	1.18	1.41		(0.23)	(0.03)	—	(0.26)	12.70	12.17	0.33	[4]	0.27	[4]	1.94	[3]	680	15
12-31-2009	9.70	0.18	[2,3]	1.91	2.09		(0.16)	(0.08)	—	(0.24)	11.55	21.65	0.33	[4]	0.27	[4]	1.72	[3]	588	22
12-31-2008	13.39	0.15	[2,3]	(3.70)	(3.55)		(0.13)	(0.01)	—	(0.14)	9.70	(26.47)	0.35	[4]	0.27	[4]	1.31	[3]	354	5

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.49% - 0.59%, 0.48% - 0.50%, 0.48% - 0.50%, 0.49% - 0.51% and 0.49% - 0.57%, for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

6Less than $0.005 per share.

10Increase in the Portfolio Turnover is directly attributable to in-kind transactions that are related to the reorganization of the underlying Funds held by the Trust.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
Franklin Templeton Founding Allocation Trust
Series I
12-31-2012	9.51	0.31	[2,3]	1.24	1.55	(0.33)	—	—	(0.33)	10.73	16.26	0.12		0.12	[4]	3.04	[3]	47	3
12-31-2011	9.95	0.29	[2,3]	(0.43)	(0.14)	(0.30)	—	—	(0.30)	9.51	(1.41)	0.12		0.12	[4]	2.92	[3]	44	3
12-31-2010	9.33	0.37	[2,3]	0.62	0.99	(0.37)	—	—	(0.37)	9.95	10.67	0.12		0.10	[4]	3.87	[3]	47	5
12-31-2009	7.36	0.39	[2,3]	1.93	2.32	(0.35)	—	—	(0.35)	9.33	31.47	0.12		0.08	[4]	4.68	[3]	43	8
12-31-2008[5]	11.16	0.59	[2,3]	(3.94)	(3.35)	(0.27)	(0.18)	—	(0.45)	7.36	(30.39)[6]	0.15	[7]	0.08	[4,7]	7.77	[3,7]	12	4

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.85% - 1.00%, 0.85% - 1.03%, 0.85% - 1.03%, 0.86% - 1.03% and 0.87% - 1.06% based on the mix of underlying funds held by the portfolio, for years ended 12-31-12, 2-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

5The inception date for Series I shares is 1-28-08.

6Not annualized.

7Annualized.

181

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
Fundamental Holdings Trust
Series III
12-31-2012	10.07	0.19	[2,3]	1.11	1.30	(0.21)	(0.02)	—	(0.23)	11.14	12.92	0.32	[4]	0.24	[4]	1.78	[3]	62	41
12-31-2011	10.34	0.19	[2,3]	(0.26)	(0.07)	(0.20)	—	—	(0.20)	10.07	(0.70)	0.31	[4]	0.31	[4]	1.86	[3]	60	3
12-31-2010	9.51	0.19	[2,3]	0.83	1.02	(0.19)	—	—	(0.19)	10.34	10.71	0.32	[4]	0.30	[4]	1.94	[3]	63	6
12-31-2009	7.61	0.22	[2,3]	1.86	2.08	(0.18)	—	—	(0.18)	9.51	27.27	0.32	[4,5]	0.28	[4]	2.52	[3]	57	3
12-31-2008	11.91	0.75	[2,3]	(4.41)	(3.66)	(0.31)	(0.33)	—	(0.64)	7.61	(30.61)	0.34	[4]	0.29	[4]	8.29	[3]	14	1

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% - 0.59%, 0.29% - 0.60%, 0.29% - 0.80%, 0.29% - 0.82% and 0.25% - 0.73%, based on the mix of underlying funds held by the portfolio for the periods ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

5Does not include expenses of the investment companies in which the Portfolio invests.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	.($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Fundamental Value Trust
Series I
12-31-2012	13.65	0.22	[2]	1.61	1.83	(0.14)	—	—	(0.14)	15.34	13.45	0.85	0.84	1.47	318	10
12-31-2011	14.31	0.13	[2]	(0.67)	(0.54)	(0.12)	—	—	(0.12)	13.65	(3.78)	0.85	0.85	0.94	339	14
12-31-2010	12.79	0.11	[2]	1.56	1.67	(0.15)	—	—	(0.15)	14.31	13.10	0.85	0.85	0.87	429	16
12-31-2009	9.79	0.10	[2]	3.00	3.10	(0.10)	—	—	(0.10)	12.79	31.78	0.83	0.83	0.92	448	22	[3]
12-31-2008	16.50	0.13	[2]	(6.55)	(6.42)	(0.12)	(0.17)	—	(0.29)	9.79	(39.32)	0.86	0.86	1.04	406	28	[3]

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Excludes merger activity.

182

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Global Bond Trust
Series I
12-31-2012[2]	13.23	0.36	[3]	0.55	0.91	(0.98)	—	—	(0.98)	13.16	7.03	0.86	0.86	2.71	75	131
12-31-2011	12.92	0.35	[3]	0.82	1.17	(0.86)	—	—	(0.86)	13.23	9.08	0.82	0.81	2.60	82	103
12-31-2010	12.14	0.32	[3]	0.92	1.24	(0.46)	—	—	(0.46)	12.92	10.30	0.83	0.83	2.50	91	394
12-31-2009	14.44	0.47	[3]	1.11	1.58	(1.79)	(2.09)	—	(3.88)	12.14	15.39	0.83	0.83	3.76	96	280
12-31-2008	15.20	0.72	[3]	(1.39)	(0.67)	(0.09)	—	—	(0.09)	14.44	(4.48)	0.89	0.89	4.69	99	487

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

 2In accordance with Accounting Standards Update 2011-3, Reconsideration of Effective Control for Repurchase Agreements, the Portfolio now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 202%. The Portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.14% and the ratio of expenses to average net assets by 0.02%.

3Based on the average daily shares outstanding.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Global Trust
Series I
12-31-2012	13.31	0.30	[2]	2.57	2.87	(0.32)	—	—	(0.32)	15.86	21.74	0.96	0.94	2.04	156	16
12-31-2011	14.48	0.31	[2]	(1.18)	(0.87)	(0.30)	—	—	(0.30)	13.31	(6.00)	0.96	0.94	2.14	150	24
12-31-2010	13.64	0.22	[2]	0.84	1.06	(0.22)	—	—	(0.22)	14.48	7.76	0.96	0.94	1.64	178	8
12-31-2009	10.54	0.18	[2]	3.12	3.30	(0.20)	—	—	(0.20)	13.64	31.37	0.96	0.93	1.58	182	10
12-31-2008	17.91	0.33	[2]	(7.40)	(7.07)	(0.30)	—	—	(0.30)	10.54	(39.51)	1.00	0.99	2.26	131	12

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

183

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
High Yield Trust
Series II
12-31-2012	5.54	0.43	[2]	0.60	1.03	(0.46)	—	—	(0.46)	6.11	18.87	0.97	0.97	7.20	82	80
12-31-2011	6.02	0.46	[2]	(0.42)	0.04	(0.52)	—	—	(0.52)	5.54	0.67	0.97	0.96	7.46	81	91	[3]
12-31-2010	8.24	0.68	[2]	0.39	1.07	(3.29)[4]	—	—	(3.29)	6.02	13.54	0.95	0.95	8.05	89	58	[3]
12-31-2009	5.93	0.81	[2]	2.36	3.17	(0.86)	—	—	(0.86)	8.24	54.36	0.95	0.95	10.92	100	93
12-31-2008	9.55	0.85	[2]	(3.69)	(2.84)	(0.78)	—	—	(0.78)	5.93	(29.70)	0.97	0.97	9.78	57	61

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Excludes merger activity.

4The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
International Core Trust
Series I
12-31-2012	8.60	0.26	[2]	1.02	1.28	(0.27)	—	—	(0.27)	9.61	15.05	1.07	1.07	2.93	45	49
12-31-2011	9.77	0.26	[2]	(1.20)	(0.94)	(0.23)	—	—	(0.23)	8.60	(9.57)	1.07	1.07	2.67	47	39
12-31-2010	9.08	0.16	[2]	0.71	0.87	(0.18)	—	—	(0.18)	9.77	9.58	1.07	1.07	1.76	60	43
12-31-2009	8.12	0.18	[2]	1.22	1.40	(0.20)	(0.24)	—	(0.44)	9.08	18.64	1.04	1.04	2.17	64	43
12-31-2008	14.39	0.30	[2]	(5.79)	(5.49)	(0.62)	(0.16)	—	(0.78)	8.12	(38.62)	1.11	1.11	2.52	64	63

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

184

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including			Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)	(in millions)	(%)
International Small Company Trust
Series I
12-31-2012	8.63	0.19	[2]	1.46	1.65	(0.13)	—	—	(0.13)	10.15	19.19	1.18		1.04		1.97	41	3
12-31-2011	10.50	0.18	[2]	(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.23)	1.16		1.04		1.74	41	11
12-31-2010	8.78	0.09	[2]	1.89	1.98	(0.26)	—	—	(0.26)	10.50	22.70	1.15		1.15		1.03	62	13
12-31-2009[3]	9.00	—	[2,4]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[5]	1.11	[6]	1.11	[6]	(0.12)[6]	65	133	[7]

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3The inception date for Series I and Series II shares is 11-16-09.

4Less than $0.005 per share.

5Not annualized.

6Annualized.

7Excludes merger activity.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
International Value Trust
Series I
12-31-2012	10.25	0.28	[2]	1.68	1.96	(0.30)	—	—	(0.30)	11.91	19.38	0.97	0.93	2.57	114	19
12-31-2011	12.10	0.33	[2]	(1.88)	(1.55)	(0.30)	—	—	(0.30)	10.25	(12.85)	0.97	0.93	2.76	116	32
12-31-2010	11.42	0.24	[2]	0.67	0.91	(0.23)	—	—	(0.23)	12.10	7.98	0.99	0.98	2.10	162	20	[3]
12-31-2009	9.06	0.22	[2]	2.83	3.05	(0.22)	(0.47)	—	(0.69)	11.42	35.77	0.94	0.93	2.26	175	25
12-31-2008	17.14	0.47	[2]	(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)	1.04	1.02	3.47	165	18

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Excludes merger activity.

185

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Investment Quality Bond Trust
Series I
12-31-2012	11.71	0.32	[2]	0.57	0.89	(0.26)	—	—	(0.26)	12.34	7.59	0.68	0.68	2.66	220	77
12-31-2011	11.30	0.41	[2]	0.50	0.91	(0.50)	—	—	(0.50)	11.71	8.07	0.68	0.68	3.49	222	62
12-31-2010	11.09	0.50	[2]	0.32	0.82	(0.61)	—	—	(0.61)	11.30	7.45	0.69	0.69	4.33	207	30
12-31-2009	10.36	0.50	[2]	0.78	1.28	(0.55)	—	—	(0.55)	11.09	12.45	0.70	0.70	4.60	191	20
12-31-2008	11.30	0.56	[2]	(0.75)	(0.19)	(0.75)	—	—	(0.75)	10.36	(1.67)	0.73	0.73	5.08	139	105

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

186

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced Trust
Series I
12-31-2012	11.41	0.22	[2,3]	1.13	1.35	(0.23)	(0.05)	—	(0.28)	12.48	11.87	0.11	[4]	0.11	[4]	1.82	[2]	834	32
12-31-2011	11.74	0.28	[2,3]	(0.21)	0.07	(0.28)	(0.12)	—	(0.40)	11.41	0.62	0.11	[4]	0.11	[4]	2.38	[2]	823	10
12-31-2010	10.79	0.25	[2,3]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.74	11.75	0.11	[4]	0.11	[4]	2.19	[2]	832	30
12-31-2009	8.59	0.38	[2,3]	2.26	2.64	(0.36)	(0.08)	—	(0.44)	10.79	30.75	0.11	[4]	0.11	[4]	3.91	[2]	774	34
12-31-2008	13.61	0.34	[2,3]	(4.46)	(4.12)	(0.37)	(0.53)	—	(0.90)	8.59	(31.30)	0.12	[4]	0.12	[4]	2.94	[2]	581	36

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

3Based on the average daily shares outstanding.

4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.49% - 1.10%, 0.48% - 1.10%, 0.48% - 1.10%, 0.49% - 1.23% and 0.49% - 1.17% for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

187

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative Trust
Series I
12-31-2012	12.56	0.33	[2,3]	0.73	1.06	(0.32)	(0.34)	—	(0.66)	12.96	8.52	0.11	[4]	0.11	[4]	2.51	[2]	274	22
12-31-2011	12.57	0.42	[2,3]	0.11	0.53	(0.41)	(0.13)	—	(0.54)	12.56	4.23	0.11	[4]	0.11	[4]	3.27	[2]	252	17
12-31-2010	11.83	0.29	[2,3]	0.79	1.08	(0.30)	(0.04)	—	(0.34)	12.57	9.12	0.11	[4]	0.11	[4]	2.36	[2]	247	34
12-31-2009	10.26	0.51	[2,3]	1.71	2.22	(0.49)	(0.16)	—	(0.65)	11.83	21.71	0.12	[4]	0.12	[4]	4.58	[2]	229	37
12-31-2008	13.02	0.55	[2,3]	(2.55)	(2.00)	(0.51)	(0.25)	—	(0.76)	10.26	(15.57)	0.12	[4]	0.12	[4]	4.52	[2]	168	31

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

3Based on the average daily shares outstanding.

4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.49% - 1.10%, 0.48% – 1.10%, 0.48% – 1.02%, 0.49% – 0.99% and 0.49% – 1.11% for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth Trust
Series I
12-31-2012	10.92	0.18	[2,3]	1.33	1.51	(0.18)	(0.04)	—	(0.22)	12.21	13.87	0.11	[4]	0.11	[4]	1.50	[2]	807	39	[5]
12-31-2011	11.42	0.22	[2,3]	(0.40)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.92	(1.60)	0.11	[4]	0.11	[4]	1.92	[2]	726	9	[5]
12-31-2010	10.34	0.19	[2,3]	1.15	1.34	(0.19)	(0.07)	—	(0.26)	11.42	13.02	0.11	[4]	0.11	[4]	1.81	[2]	742	23
12-31-2009	7.99	0.26	[2,3]	2.40	2.66	(0.26)	(0.05)	—	(0.31)	10.34	33.30	0.12	[4]	0.12	[4]	2.90	[2]	659	37
12-31-2008	13.76	0.25	[2,3]	(5.09)	(4.84)	(0.26)	(0.67)	—	(0.93)	7.99	(36.56)	0.12	[4]	0.12	[4]	2.20	[2]	512	40

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

3Based on the average daily shares outstanding.

4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.49%-1.10%, 0.48% - 1.10%, 0.48% - 1.10%, 0.49% - 1.25% and 0.49% - 1.18% for the periods ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

5Excludes merger activity.

188

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Moderate Trust
Series I
12-31-2012	11.84	0.26	[2,3]	1.00	1.26	(0.27)	(0.05)	—	(0.32)	12.78	10.67	0.11	[4]	0.11	[4]	2.07	[2]	315	26
12-31-2011	12.01	0.32	[2,3]	(0.04)	0.28	(0.33)	(0.12)	—	(0.45)	11.84	2.33	0.11	[4]	0.11	[4]	2.65	[2]	301	12
12-31-2010	11.15	0.27	[2,3]	0.91	1.18	(0.27)	(0.05)	—	(0.32)	12.01	10.55	0.11	[4]	0.11	[4]	2.31	[2]	307	29
12-31-2009	9.15	0.43	[2,3]	2.07	2.50	(0.42)	(0.08)	—	(0.50)	11.15	27.26	0.12	[4]	0.12	[4]	4.24	[2]	278	31
12-31-2008	13.00	0.43	[2,3]	(3.53)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.15	(24.23)	0.12	[4]	0.12	[4]	3.72	[2]	215	28

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

3Based on the average daily shares outstanding.

4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.49% - 1.10%, 0.48% - 1.10%, 0.48% - 1.10%, 0.49% - 1.23% and 0.34% - 1.17% for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Mid Cap Index Trust
Series I
12-31-2012	16.75	0.16	[2]	2.65	2.81	(0.25)	(1.86)	—	(2.11)	17.45	17.48	0.55	0.49	0.91	453	8
12-31-2011	17.74	0.17	[2]	(0.60)	(0.43)	(0.12)	(0.44)	—	(0.56)	16.75	(2.25)	0.54	0.54	0.98	413	13
12-31-2010	14.22	0.14	[2]	3.55	3.69	(0.17)	—	—	(0.17)	17.74	25.98	0.54	0.54	0.88	436	12
12-31-2009	10.67	0.14	[2]	3.72	3.86	(0.13)	(0.18)	—	(0.31)	14.22	36.76	0.55	0.55	1.22	325	15	[3]
12-31-2008	17.42	0.16	[2]	(6.36)	(6.20)	(0.15)	(0.40)	—	(0.55)	10.67	(36.45)	0.55	0.55	1.10	240	41

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Excludes merger activity.

189

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from						Net asset		before	including		Net
	value,	investment	gain (loss)	investment	From net					value,		reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment		From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income		realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Mid Cap Stock Trust
Series I
12-31-2012	12.83	— [2]	2.85	2.85	—		—	—	—	15.68	22.21	0.93	0.92	0.01	178	115
12-31-2011	14.13	(0.05)[2]	(1.25)	(1.30)	—		—	—	—	12.83	(9.20)	0.93	0.93	(0.35)	175	107
12-31-2010	11.48	(0.03)[2]	2.68	2.65	—	[3]	—	—	—	14.13	23.08	0.93	0.93	(0.23)	221	115
12-31-2009	8.74	(0.01)[2]	2.75	2.74	—		—	—	—	11.48	31.35	0.94	0.94	(0.09)	203	175
12-31-2008	15.98	(0.02)[2]	(6.84)	(6.86)	—		(0.38)	—	(0.38)	8.74	(43.76)	0.94	0.94	(0.12)	186	130	[4]

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Less than $0.005 per share.

4Excludes merger activity.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Mid Value Trust
Series I
12-31-2012	10.50	0.14	[2]	1.85	1.99	(0.10)	(0.90)	—	(1.00)	11.49	19.42	1.04	0.99	1.21	284	38
12-31-2011	11.12	0.11	[2]	(0.65)	(0.54)	(0.08)	—	—	(0.08)	10.50	(4.83)	1.04	1.00	0.96	271	54
12-31-2010	9.80	0.19	[2]	1.39	1.58	(0.22)	(0.04)	—	(0.26)	11.12	16.16	1.05	1.00	1.88	301	43
12-31-2009	6.74	0.06	[2]	3.05	3.11	(0.05)	—	—	(0.05)	9.80	46.21	1.06	1.02	0.76	260	62	[3]
12-31-2008	10.69	0.13	[2]	(3.77)	(3.64)	(0.11)	(0.20)	—	(0.31)	6.74	(34.72)	1.13	1.08	1.56	33	85

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Excludes merger activity.

190

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period																	Ratios and supplemental data
		Income (loss) from
		investment operations						Less Distributions									Ratios to average net assets
				Net real-
				ized and													Expenses	Expenses
	Net asset	Net		unrealized		Total from									Net asset		before	including		Net
	value,	investment		gain (loss)		investment		From net							value,		reductions	reductions	Net	assets,
	beginning	income		on invest-		oper-		investment		From net		From capital	Total		end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments		ations		income		realized gain		paid-in	distributions		period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Money Market Trust
Series I
12-31-2012	1.00	—		—	[2]	—		—		—	[2]	—	—	[2]	1.00	0.01	0.55	0.30	—	2,599	—
12-31-2011	1.00	—		—	[2]	—	[2]	—		—	[2]	—	—	[2]	1.00	0.07	0.55	0.17	—	2,927	—
12-31-2010	1.00	—		—		—		—		—	[2]	—	—	[2]	1.00	—	0.55	0.29	—	2,889	—
12-31-2009[3]	1.00	—	[2,4]	—		—	[2]	—	[2]	—		—	—	[2]	1.00	0.20	0.57	0.53	0.19	3,383	—
12-31-2008[3]	1.00	0.02	[4]	—		0.02		(0.02)		—		—	(0.02)		1.00	1.76	0.58	0.58	1.66	3,708	—

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Less than $0.005 per share.

3Per share amounts have been restated to reflect a 10-1 share split effective 6-1-10.

4Based on the average daily shares outstanding.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
Mutual Shares Trust
Series I
12-31-2012	9.65	0.18	[2]	1.18	1.36	(0.15)	—	—	(0.15)	10.86	14.13	1.06		1.05		1.73		203	28
12-31-2011	9.84	0.18	[2]	(0.28)	(0.10)	(0.09)	—	—	(0.09)	9.65	(0.94)	1.08		1.08		1.84		190	38
12-31-2010	9.05	0.26	[2,3]	0.78	1.04	(0.25)	—	—	(0.25)	9.84	11.52	1.08		1.08		2.76	[3]	173	30
12-31-2009	7.33	0.12	[2]	1.81	1.93	(0.21)	—	—	(0.21)	9.05	27.16	1.08		1.08		1.45		123	58
12-31-2008[4]	10.91	0.11	[2]	(3.60)	(3.49)	(0.09)	—	—	(0.09)	7.33	(31.98)[5]	1.13	[6]	1.11	[6]	1.38	[6]	18	44

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Net investment income per share and the percentage of average net assets reflects special dividends received by the Portfolio, which amounted to $0.11 and 1.22%, respectively.

4The inception date for Series I shares is 1-28-08.

5Not annualized.

6Annualized.

191

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less Distributions						Ratios to average net assets
			Net real-
			ized and								Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset		before	including		Net
	value,	investment	gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Small Cap Growth Trust
Series I
12-31-2012	9.18	(0.03)[2]	1.51	1.48	—	(1.37)	—	(1.37)	9.29	16.47	1.16	1.15	(0.31)	83	132
12-31-2011	10.12	(0.06)[2]	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.18	(6.81)	1.16	1.15	(0.62)	83	136
12-31-2010	8.29	(0.06)[2]	1.89	1.83	—	—	—	—	10.12	22.07	1.15	1.15	(0.69)	77	139
12-31-2009	6.16	(0.04)[2]	2.17	2.13	—	—	—	—	8.29	34.58	1.15	1.15	(0.54)	55	200
12-31-2008	10.33	(0.02)[2]	(4.05)	(4.07)	—	(0.10)	—	(0.10)	6.16	(39.68)	1.19	1.19	(0.28)	31	191	[3]

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Excludes merger activity.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Small Cap Value Trust
Series I
12-31-2012	18.94	0.23	[2]	2.65	2.88	(0.17)	(0.95)	—	(1.12)	20.70	15.63	1.13	1.13	1.17	270	19
12-31-2011	18.89	0.10	[2]	0.11	0.21	(0.16)	—	—	(0.16)	18.94	1.15	1.14	1.14	0.53	229	20
12-31-2010	15.04	0.15	[2]	3.76	3.91	(0.06)	—	—	(0.06)	18.89	26.04	1.15	1.15	0.92	217	23
12-31-2009	11.76	0.09	[2]	3.27	3.36	(0.08)	—	—	(0.08)	15.04	28.65	1.16	1.16	0.73	137	29
12-31-2008	16.20	0.16	[2]	(4.37)	(4.21)	(0.18)	(0.05)	—	(0.23)	11.76	(26.08)	1.17	1.17	1.08	96	42

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

192

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)

Total Bond Market Trust B
Series NAV
12-31-2012	10.46	0.34	[3]	0.09	0.43	(0.18)	—	—	(0.18)	10.71	4.08	0.52	0.25	3.16	297	29	[6]
12-31-2011	10.15	0.40	[3]	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60	0.53	0.25	3.87	162	21
12-31-2010	9.97	0.41	[3]	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50	0.52	0.25	3.97	165	26
12-31-2009	9.87	0.47	[3]	0.15	0.62	(0.52)	—	—	(0.52)	9.97	6.29	0.52	0.25	4.64	158	29
12-31-2008	9.83	0.50	[3]	0.07	0.57	(0.53)	—	—	(0.53)	9.87	5.79	0.54	0.26	5.07	162	68

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2The inception date for Series I and II shares is 11-5-12.

3Based on the average daily shares outstanding.

6Excludes merger activity.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Total Return Trust
Series I
12-31-2012[2]	13.81	0.30	[3]	0.87	1.17	(0.29)	—	—	(0.29)	14.69	8.49	0.78	0.78	2.04	242	144
12-31-2011	14.46	0.28	[3]	0.27	0.55	(0.63)	(0.57)	—	(1.20)	13.81	3.84	0.78	0.78	1.97	284	280
12-31-2010	13.99	0.28	[3]	0.79	1.07	(0.35)	(0.25)	—	(0.60)	14.46	7.72	0.77	0.77	1.94	329	545
12-31-2009	13.47	0.49	[3]	1.25	1.74	(0.56)	(0.66)	—	(1.22)	13.99	13.59	0.77	0.77	3.52	348	244
12-31-2008	13.92	0.57	[3]	(0.20)	0.37	(0.67)	(0.15)	—	(0.82)	13.47	2.69	0.80	0.79	4.10	327	145

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the Fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the Portfolio has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 262%. The Portfolio also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.01, the ratio of net investment income to average net assets by 0.04% and the ratio of expenses to average net assets by less than 0.005%.

3Based on the average daily shares outstanding.

193

JOHN HANCOCK VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less Distributions						Ratios to average net assets
Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)[1]	(%)		(%)		(%)		(in millions)	(%)
Ultra Short Term Bond Trust
Series I
12-31-2012	12.20	0.04	[2]	0.03	0.07	(0.14)	—	—	(0.14)	12.13	0.54	0.70		0.69		0.34		8	196
12-31-2011	12.36	0.06	[2]	(0.05)	0.01	(0.17)	—	—	(0.17)	12.20	0.12	0.69		0.72	[3]	0.49		3	171
12-31-2014	12.50	0.03	[2]	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.16)[5]	0.88	[6]	0.75	[6]	0.60	[6]	2	56

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Includes the impact of expense recapture which amounted to 0.03% of average net assets.

4The inception date for Series I, Series II and Series NAV shares is 7-29-10.

5Not annualized.

6Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations					Less Distributions						Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized		Total from					Net asset		before	including		Net
	value,	investment		gain (loss)		investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-		oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments		ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)[1]	(%)	(%)	(%)	(in millions)	(%)
Value Trust
Series I
12-31-2012	16.58	0.20	[2]	2.68		2.88	(0.15)	—	—	(0.15)	19.31	17.42	0.82	0.81	1.11	409	24
12-31-2011	16.61	0.16	[2]	—	[3]	0.16	(0.19)	—	—	(0.19)	16.58	0.98	0.83	0.83	0.93	197	28
12-31-2010	13.72	0.14	[2]	2.90		3.04	(0.15)	—	—	(0.15)	16.61	22.22	0.83	0.83	0.94	218	43
12-31-2009	9.84	0.14	[2]	3.89		4.03	(0.15)	—	—	(0.15)	13.72	41.18	0.84	0.84	1.29	191	70
12-31-2008	17.36	0.16	[2]	(7.09)		(6.93)	(0.16)	(0.43)	—	(0.59)	9.84	(40.87)	0.85	0.85	1.09	133	50

1Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2Based on the average daily shares outstanding.

3Less than $0.005 per share.

194

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadvisor as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadvisor, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint
500 Index Trust B	0.470%	— first $500 million; and
	0.460%	— excess over $500 million.

All Cap Value Trust	0.800%	— first $500 million;
	0.750%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund and the All Cap Value Fund, a series of JHF II.)

Bond Trust	0.650%	— first $500 million;
	0.600%	— next $1 billion;
	0.575%	— next $1 billion;
	0.550%	— excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the fund and Bond PS Series, a series of JHVIT.)

Core Allocation Plus Trust	0.915%	— first $500 million; and
	0.865%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund and the Core Allocation Plus Fund, a series of JHF II.)

Core Fundamental Holdings Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”)* and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund. *The following JHVIT funds are not included in Affiliated and AFIS Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

195

Fund	APR	Advisory Fee Breakpoint
Core Global Diversification Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”)* and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund. *The following JHVIT funds are not included in Affiliated and AFIS Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and

Core Strategy Trust	0.490%	— excess over $500 million.
The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. (a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:
	0.050%	—first $500 million; and
	0.040%	—excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:
	0.500%	—first $500 million; and
	0.490%	—excess over $500 million.

Franklin Templeton Founding Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. (a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Fundamental Holdings Trust	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund and the Global Diversification Trust, each a series of JHVIT and the Core Fundamental Holdings Fund, the Core Global Diversification Fund and the Core Diversified Growth & Income Fund, each a series of JHF II.)

196

Fund	APR	Advisory Fee Breakpoint
Fundamental Value Trust	0.800%	— first $50 million;
	0.775%	— next $450 million; and
	0.750%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Fundamental Value Fund, a series of JHF II.)

Global Bond Trust	0.700%	— at all asset levels.
		(Aggregate Net Assets include the net assets of the fund and the Global Bond Fund, a series of JHF II.)

Global Trust	0.850%	— first $1 billion; and
	0.800%	— excess over $1 billion.
		(Aggregate Net Assets include the net assets of the fund, the Income Trust, the Mutual Shares Trust, and the International Value Trust, each a series of JHVIT, and the Global Fund, the Income Fund, the Mutual Shares Fund, the International Small Cap Fund and the International Value Fund, each a series of JHF II.)

High Yield Trust	0.700%	—first $500 million; and
	0.650%	—excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the High Yield Fund, a series of JHF II.)

International Core Trust	0.92%	— first $100 million;
	0.895%	— next $900 million;
	0.88%	— next $1 billion;
	0.85%	— next $1 billion;
	0.825%	— next $1 billion; and
	0.800%	— excess over $4 billion.
		(Aggregate Net Assets include the net assets of the fund and the International Core Fund, a series of JHF III.)

International Small Company Trust	0.950%	— at all asset levels.
		(Aggregate Net Assets include the net assets of the fund and the International Small Company Fund, a series of JHF III.)

International Value Trust	0.950%	— first $150 million;
	0.850%	— next $150 million; and
	0.800%	— excess over $300 million.*
		(Aggregate Net Assets include the net assets of the fund, the Income Trust, the Mutual Shares Trust and the Global Trust, each a series of JHVIT; and the Income Fund, the Mutual Shares Fund, the International Value Fund, the International Small Cap Fund and the Global Fund, each a series of JHF II.) *When Aggregate Net Assets exceed $300 million, the advisory fee rate is 0.800% on all net assets of the fund.

Investment Quality Bond Trust	0.600%	— first $500 million; and
	0.550%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the fund and the Investment Quality Bond Fund, a series of JHF II.)

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Lifestyle Growth Trust

197

Fund	APR	Advisory Fee Breakpoint
Lifestyle Moderate Trust (Together with Lifestyle Aggressive Trust, the “JHVIT Lifestyle Trusts”)		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. (a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.
Mid Cap Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million.
Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Fund, a series of JHF II.)
Mid Value Trust	1.050%	— first $50 million; and
	0.950%	— excess over $50 million.
(Aggregate Net Assets include the net assets of the fund and the Mid Value Fund, a series of JHF II.)
Money Market Trust	0.500%	— first $500 million; and
	0.470%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund and the Money Market Fund, a series of JHF II.)
Mutual Shares Trust	0.960%	— first $750 million; and
	0.920%	— excess over $750 million.
When Aggregate Net Assets exceed $750 million, the advisory fee is 0.92% on all net assets of the Mutual Shares Trust. (Aggregate Net Assets include the net assets of the fund and the Mutual Shares Fund, a series of JHF II.)
Small Cap Growth Trust	1.100%	— first $100 million; and
	1.050%	— excess over $100 million.
(Aggregate Net Assets include the net assets of the fund and the Small Cap Growth Fund, a series of JHF II.)
Small Cap Value Trust	1.100%	— first $100 million;
	1.050%	— next $500 million; and
	1.000%	— excess over $600 million.
(Aggregate Net Assets include the net assets of the fund and the Small Cap Value Fund, a series of JHF II.)

198

Fund	APR	Advisory Fee Breakpoint
Total Bond Market Trust B	0.470%	— first $1.5 billion; and
	0.460%	— excess over $1.5 billion.
Total Return Trust		If PIMCO is the subadvisor to the fund and if Relationship Net Assets* equal or exceed $3 billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets**; and
	0.675%	— excess over $1 billion of Total Return Net Assets**.
If Relationship Net Assets* are less than $3 billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
If PIMCO is not the subadvisor to the fund, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets**; and
	0.675%	— excess over $1billion of Total Return Net Assets**.
*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the JHVIT and the JHF II that are subadvised by PIMCO. These funds currently include the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of the JHVIT, and the Total Return Fund, the Real Return Bond Fund and the Global Bond Fund, each a series of JHF II.
**The term Total Return Net Assets includes the net assets of the Total Return Trust, a series of JHVIT, and the Total Return Fund, a series of JHF II.
Ultra Short Term Bond Trust	0.550%	— first $250 million; and
	0.530%	— excess over $250 million.
Value Trust	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund and the Value Fund, a series of JHF II.)

199

This page left intentionally blank

200

FOR MORE INFORMATION

The following documents are available, which offer further information on JHVIT:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHVIT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Variable Insurance Trust
601 Congress Street

Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.johnhancock.com

Or you may obtain these documents and other information

about the Funds from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC

For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146

201